UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Polen Growth Fund
Institutional Class | POLIX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Growth Fund (Institutional Class / POLIX)	$53	0.98%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$5,475,436,600
Total number of portfolio holdings	29
Total advisory fee paid	$24,460,159
Portfolio turnover rate as of the end of the reporting period	18%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	38.4%
Health Care	15.4%
Financials	14.9%
Consumer Discretionary	12.8%
Communication Services	12.2%
Industrials	3.0%
Real Estate	1.5%
Short-Term Investment	0.5%
Other Assets in Excess of Liabilities	1.3%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Growth Fund Institutional Class (POLIX)
Semi-Annual Shareholder Report — October 31, 2025
POLIX-10/25-SAR
Polen Growth Fund
Investor Class | POLRX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Growth Fund (Investor Class / POLRX)	$67	1.23%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$5,475,436,600
Total number of portfolio holdings	29
Total advisory fee paid	$24,460,159
Portfolio turnover rate as of the end of the reporting period	18%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	38.4%
Health Care	15.4%
Financials	14.9%
Consumer Discretionary	12.8%
Communication Services	12.2%
Industrials	3.0%
Real Estate	1.5%
Short-Term Investment	0.5%
Other Assets in Excess of Liabilities	1.3%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Growth Fund Investor Class (POLRX)
Semi-Annual Shareholder Report — October 31, 2025
POLRX-10/25-SAR
Polen Global Growth Fund
Institutional Class | PGIIX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Global Growth Fund (Institutional Class / PGIIX)	$55	1.03%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$318,285,340
Total number of portfolio holdings	32
Total advisory fee paid	$1,497,890
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	31.3%
Financials	16.9%
Communication Services	13.0%
Consumer Discretionary	11.7%
Health Care	11.4%
Consumer, Non-cyclical	7.1%
Industrials	4.9%
Real Estate	2.2%
Short-Term Investment	1.3%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/global-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Global Growth Fund Institutional Class (PGIIX)
Semi-Annual Shareholder Report — October 31, 2025
PGIIX-10/25-SAR
Polen Global Growth Fund
Investor Class | PGIRX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Global Growth Fund (Investor Class / PGIRX)	$69	1.28%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$318,285,340
Total number of portfolio holdings	32
Total advisory fee paid	$1,497,890
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	31.3%
Financials	16.9%
Communication Services	13.0%
Consumer Discretionary	11.7%
Health Care	11.4%
Consumer, Non-cyclical	7.1%
Industrials	4.9%
Real Estate	2.2%
Short-Term Investment	1.3%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/global-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Global Growth Fund Investor Class (PGIRX)
Semi-Annual Shareholder Report — October 31, 2025
PGIRX-10/25-SAR
Polen International Growth Fund
Institutional Class | POIIX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen International Growth Fund (Institutional Class / POIIX)	$56	1.10%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$123,586,242
Total number of portfolio holdings	32
Total advisory fee paid, net	$616,411
Portfolio turnover rate as of the end of the reporting period	26%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	36.7%
Financials	15.3%
Communication Services	12.5%
Consumer Discretionary	11.7%
Health Care	8.7%
Industrials	7.9%
Consumer, Non-cyclical	5.8%
Short-Term Investment	3.2%
Liabilities in Excess of Other Assets	(1.8)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/international-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen International Growth Fund Institutional Class (POIIX)
Semi-Annual Shareholder Report — October 31, 2025
POIIX-10/25-SAR
Polen International Growth Fund
Investor Class | POIRX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen International Growth Fund (Investor Class / POIRX)	$68	1.35%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$123,586,242
Total number of portfolio holdings	32
Total advisory fee paid, net	$616,411
Portfolio turnover rate as of the end of the reporting period	26%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	36.7%
Financials	15.3%
Communication Services	12.5%
Consumer Discretionary	11.7%
Health Care	8.7%
Industrials	7.9%
Consumer, Non-cyclical	5.8%
Short-Term Investment	3.2%
Liabilities in Excess of Other Assets	(1.8)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/international-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen International Growth Fund Investor Class (POIRX)
Semi-Annual Shareholder Report — October 31, 2025
POIRX-10/25-SAR
Polen U.S. Small Company Growth Fund
Institutional Class | PBSIX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Institutional Class / PBSIX)	$66	1.10%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$33,286,003
Total number of portfolio holdings	82
Total advisory fee paid, net	$45,927
Portfolio turnover rate as of the end of the reporting period	150%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	45.8%
Health Care	21.8%
Information Technology	7.8%
Financials	6.9%
Consumer Discretionary	6.2%
Materials	4.9%
Real Estate	2.2%
Communication Services	1.4%
Consumer Staples	0.8%
Energy	0.5%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-small-company-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen U.S. Small Company Growth Fund Institutional Class (PBSIX)
Semi-Annual Shareholder Report — October 31, 2025
PBSIX-10/25-SAR
Polen U.S. Small Company Growth Fund
Investor Class | PBSRX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Investor Class / PBSRX)	$81	1.35%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$33,286,003
Total number of portfolio holdings	82
Total advisory fee paid, net	$45,927
Portfolio turnover rate as of the end of the reporting period	150%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	45.8%
Health Care	21.8%
Information Technology	7.8%
Financials	6.9%
Consumer Discretionary	6.2%
Materials	4.9%
Real Estate	2.2%
Communication Services	1.4%
Consumer Staples	0.8%
Energy	0.5%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-small-company-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen U.S. Small Company Growth Fund Investor Class (PBSRX)
Semi-Annual Shareholder Report — October 31, 2025
PBSRX-10/25-SAR
Polen U.S. Small Company Growth Fund
Class Y | PBSYX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Class Y / PBSYX)	$60	1.00%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$33,286,003
Total number of portfolio holdings	82
Total advisory fee paid, net	$45,927
Portfolio turnover rate as of the end of the reporting period	150%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	45.8%
Health Care	21.8%
Information Technology	7.8%
Financials	6.9%
Consumer Discretionary	6.2%
Materials	4.9%
Real Estate	2.2%
Communication Services	1.4%
Consumer Staples	0.8%
Energy	0.5%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-small-company-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen U.S. Small Company Growth Fund Class Y (PBSYX)
Semi-Annual Shareholder Report — October 31, 2025
PBSYX-10/25-SAR
Polen Emerging Markets Growth Fund
Institutional Class | PGEIX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen Emerging Markets Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Emerging Markets Growth Fund (Institutional Class / PGEIX)	$69	1.25%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$6,943,273
Total number of portfolio holdings	40
Total advisory fee paid, net	$14,183
Portfolio turnover rate as of the end of the reporting period	40%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	34.7%
Consumer Discretionary	23.9%
Industrials	14.2%
Financials	10.4%
Communication Services	8.0%
Consumer Staples	5.2%
Health Care	4.2%
Short-Term Investment	1.6%
Liabilities in Excess of Other Assets	(2.2)%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/emerging-markets-growth-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Emerging Markets Growth Fund Institutional Class (PGEIX)
Semi-Annual Shareholder Report — October 31, 2025
PGEIX-10/25-SAR
Polen Opportunistic High Yield Fund
Institutional Class | DDJCX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Institutional Class / DDJCX)	$46	0.89%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$307,405,651
Total number of portfolio holdings	109
Total advisory fee paid, net	$1,054,885
Portfolio turnover rate as of the end of the reporting period	40%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.1%
Industrials	16.7%
Consumer, Cyclical	15.6%
Materials	14.1%
Communication Services	8.8%
Financials	7.8%
Information Technology	7.2%
Energy	2.8%
Consumer Discretionary	1.4%
Health Care	1.1%
Asset Backed Securities	0.9%
Warrants	0.0%
Other Assets in Excess of Liabilities	2.5%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Opportunistic High Yield Fund Institutional Class (DDJCX)
Semi-Annual Shareholder Report — October 31, 2025
DDJCX-10/25-SAR
Polen Opportunistic High Yield Fund
Investor Class | DDJRX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Investor Class / DDJRX)	$59	1.14%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$307,405,651
Total number of portfolio holdings	109
Total advisory fee paid, net	$1,054,885
Portfolio turnover rate as of the end of the reporting period	40%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.1%
Industrials	16.7%
Consumer, Cyclical	15.6%
Materials	14.1%
Communication Services	8.8%
Financials	7.8%
Information Technology	7.2%
Energy	2.8%
Consumer Discretionary	1.4%
Health Care	1.1%
Asset Backed Securities	0.9%
Warrants	0.0%
Other Assets in Excess of Liabilities	2.5%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Opportunistic High Yield Fund Investor Class (DDJRX)
Semi-Annual Shareholder Report — October 31, 2025
DDJRX-10/25-SAR
Polen Opportunistic High Yield Fund
Class Y | DDJIX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Class Y / DDJIX)	$41	0.79%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$307,405,651
Total number of portfolio holdings	109
Total advisory fee paid, net	$1,054,885
Portfolio turnover rate as of the end of the reporting period	40%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.1%
Industrials	16.7%
Consumer, Cyclical	15.6%
Materials	14.1%
Communication Services	8.8%
Financials	7.8%
Information Technology	7.2%
Energy	2.8%
Consumer Discretionary	1.4%
Health Care	1.1%
Asset Backed Securities	0.9%
Warrants	0.0%
Other Assets in Excess of Liabilities	2.5%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-678-6024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Opportunistic High Yield Fund Class Y (DDJIX)
Semi-Annual Shareholder Report — October 31, 2025
DDJIX-10/25-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Polen Growth Fund
Polen Global Growth Fund
Polen International Growth Fund
Polen U.S. Small Company Growth Fund
Polen Emerging Markets Growth Fund
Polen Opportunistic High Yield Fund
of
FundVantage Trust
Institutional Class
Investor Class
Class Y
Semi-Annual Financials and Additional Information
October 31, 2025
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN GROWTH FUND
Portfolio of Investments
October 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.2%
Credit Services — 9.4%
Mastercard, Inc., Class A	472,916	$ 261,044,903
Visa, Inc., Class A	742,995	253,168,116
		514,213,019
Diagnostics & Research — 2.6%
IDEXX Laboratories, Inc.*	228,430	143,798,969
Drug Manufacturers - General — 4.6%
Eli Lilly & Co.	288,832	249,221,580
Drug Manufacturers - Specialty & Generic — 3.6%
Zoetis, Inc.	1,349,620	194,466,746
Entertainment — 1.8%
Netflix, Inc.*	88,719	99,264,140
Financial Data & Stock Exchanges — 3.1%
MSCI, Inc.	289,153	170,180,998
Information Technology Services — 2.1%
Accenture PLC, Class A	467,703	116,972,520
Insurance Brokers — 2.4%
Aon PLC, Class A	386,019	131,508,953
Internet Content & Information — 4.5%
Alphabet, Inc., Class C	877,344	247,253,086
Internet Retail — 8.7%
Amazon.com, Inc.*	1,959,067	478,443,343
Medical Devices — 4.7%
Abbott Laboratories	1,278,054	157,993,036
Boston Scientific Corp.*	986,731	99,383,546
		257,376,582
Real Estate Services — 1.5%
CoStar Group, Inc.*	1,155,164	79,486,835
Restaurants — 2.3%
Starbucks Corp.	1,562,147	126,330,828
Semiconductors — 9.9%
Broadcom, Inc.	835,106	308,680,231
NVIDIA Corp.	1,163,117	235,519,561
		544,199,792
Software Application — 17.3%
Adobe, Inc.*	312,860	106,469,387
Intuit, Inc.	135,902	90,721,380
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Paycom Software, Inc.	425,054	$ 79,523,353
ServiceNow, Inc.*	198,793	182,746,429
Shopify, Inc., Class A*	1,864,937	324,237,947
Uber Technologies, Inc.*	883,361	85,244,336
Workday, Inc., Class A*	319,147	76,569,748
		945,512,580
Software Infrastructure — 17.9%
Microsoft Corp.	876,141	453,674,571
Oracle Corp.	1,608,094	422,301,566
Synopsys, Inc.*	235,361	106,811,529
		982,787,666
Travel Services — 1.8%
Airbnb, Inc., Class A*	757,222	95,818,872
TOTAL COMMON STOCKS (Cost $3,039,105,199)		5,376,836,509
SHORT-TERM INVESTMENT — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(a)	24,764,075	24,764,075

TOTAL SHORT-TERM INVESTMENT (Cost $24,764,075)		24,764,075

TOTAL INVESTMENTS - 98.7% (Cost $3,063,869,274)		5,401,600,584
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		73,836,016
NET ASSETS - 100.0%		$5,475,436,600

(a)	Rate disclosed is the 7-day yield at October 31, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
October 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.5%
Canada — 5.5%
Shopify, Inc., Class A*	101,464	$ 17,640,531
China — 2.4%
Tencent Holdings Ltd.	92,863	7,543,054
France — 1.9%
L'Oreal SA	14,366	5,995,096
Germany — 5.5%
SAP SE	42,388	11,023,954
Siemens Healthineers AG(a)	115,245	6,459,480
		17,483,434
Netherlands — 3.2%
Adyen NV(a)*	6,010	10,298,041
Sweden — 1.0%
Spotify Technology SA*	4,644	3,043,306
Taiwan — 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	200,150	9,679,191
United Kingdom — 4.3%
Aon PLC, Class A	40,135	13,673,192
United States — 68.5%
Abbott Laboratories	59,512	7,356,873
Adobe, Inc.*	23,712	8,069,431
Alphabet, Inc., Class C	46,730	13,169,449
Amazon.com, Inc.*	88,770	21,679,409
Boston Scientific Corp.*	44,799	4,512,155
Broadcom, Inc.	31,001	11,458,900
CoStar Group, Inc.*	102,244	7,035,410
Eli Lilly & Co.	12,690	10,949,693
IDEXX Laboratories, Inc.*	6,681	4,205,756
Mastercard, Inc., Class A	25,743	14,209,879
Microsoft Corp.	40,081	20,754,343
MSCI, Inc.	20,399	12,005,832
NVIDIA Corp.	55,712	11,281,123
Oracle Corp.	54,681	14,359,777
Paycom Software, Inc.	47,827	8,947,953
ServiceNow, Inc.*	8,682	7,981,189
Starbucks Corp.	66,813	5,403,167
Uber Technologies, Inc.*	67,718	6,534,787
Visa, Inc., Class A	41,087	13,999,984
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Workday, Inc., Class A*	20,391	$ 4,892,209
Zoetis, Inc.	63,890	9,205,910
		218,013,229
Uruguay — 3.2%
MercadoLibre, Inc.*	4,343	10,107,290
TOTAL COMMON STOCKS (Cost $209,425,621)		313,476,364

SHORT-TERM INVESTMENT — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(b)	4,297,115	4,297,115
TOTAL SHORT-TERM INVESTMENT (Cost $4,297,115)		4,297,115

TOTAL INVESTMENTS - 99.8% (Cost $213,722,736)		317,773,479
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		511,861
NET ASSETS - 100.0%		$318,285,340

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2025, these securities amounted to $16,757,521 or 5.26% of net assets.These securities have been determined by the Fund’s Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at October 31, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
October 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.6%
Brazil — 3.1%
NU Holdings Ltd., Class A*	238,540	$ 3,842,879
Canada — 5.7%
Shopify, Inc., Class A*	40,185	6,986,564
China — 2.1%
Tencent Holdings Ltd.	32,400	2,631,779
France — 5.0%
Schneider Electric SE	17,312	4,932,707
Teleperformance SE	17,022	1,215,517
		6,148,224
Germany — 12.1%
adidas AG	19,743	3,733,053
SAP SE	33,266	8,651,573
Siemens Healthineers AG(a)	45,707	2,561,876
		14,946,502
India — 7.7%
HDFC Bank Ltd.	516,566	5,743,619
ICICI Bank Ltd.	144,963	2,196,572
MakeMyTrip Ltd.*	19,743	1,579,440
		9,519,631
Ireland — 6.7%
ICON PLC*	33,220	5,707,860
Medtronic PLC	28,407	2,576,515
		8,284,375
Israel — 5.0%
Monday.com Ltd.*	30,020	6,161,305
Japan — 8.1%
Disco Corp.	7,858	2,609,509
Nintendo Co. Ltd.	22,100	1,884,907
Tokyo Electron Ltd.	25,111	5,536,231
		10,030,647
Luxembourg — 1.6%
Globant SA*	32,454	1,998,517
Netherlands — 11.8%
Adyen NV(a)*	2,705	4,634,975
ASM International NV	4,327	2,807,552
ASML Holding NV	6,761	7,148,471
		14,590,998
Poland — 2.9%
InPost SA*	284,787	3,587,306
Singapore — 2.0%
Sea Ltd., ADR*	15,676	2,449,375
	Number of Shares	Value
COMMON STOCKS — (Continued)
Spain — 1.5%
Amadeus IT Group SA	23,529	$ 1,798,573
Sweden — 1.1%
Spotify Technology SA*	2,164	1,418,113
Switzerland — 3.8%
Lonza Group AG	3,516	2,427,910
On Holding AG, Class A*	60,068	2,231,526
		4,659,436
United Kingdom — 12.8%
Aon PLC, Class A	12,486	4,253,730
Sage Group PLC (The)	574,713	8,687,004
Willis Towers Watson PLC	9,195	2,878,955
		15,819,689
Uruguay — 5.6%
MercadoLibre, Inc.*	2,975	6,923,599
TOTAL COMMON STOCKS (Cost $95,807,017)		121,797,512

SHORT-TERM INVESTMENT — 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(b)	3,965,014	3,965,014
TOTAL SHORT-TERM INVESTMENT (Cost $3,965,014)		3,965,014

TOTAL INVESTMENTS - 101.8% (Cost $99,772,031)		125,762,526
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%		(2,176,284)
NET ASSETS - 100.0%		$123,586,242

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2025, these securities amounted to $7,196,851 or 5.82% of net assets. These securities have been determined by the Fund's Adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at October 31, 2025.

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments (Concluded)
October 31, 2025
(Unaudited)
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
October 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.3%
Aerospace & Defense — 10.3%
AeroVironment, Inc.*	611	$ 226,015
Archer Aviation, Inc., Class A*	20,593	231,053
BWX Technologies, Inc.	5,269	1,125,511
Firefly Aerospace, Inc.*	2,668	64,726
Kratos Defense & Security Solutions, Inc.*	6,662	603,577
VSE Corp.	6,467	1,168,458
		3,419,340
Airlines — 1.0%
SkyWest, Inc.*	3,457	347,359
Airports & Air Services — 3.2%
Corp. America Airports SA*	11,394	252,491
Joby Aviation, Inc.*	46,751	810,662
		1,063,153
Apparel Manufacturing — 0.2%
Ermenegildo Zegna NV	7,768	79,311
Asset Management — 0.9%
Victory Capital Holdings, Inc., Class A	4,966	309,233
Auto & Truck Dealerships — 1.3%
OPENLANE, Inc.*	16,812	444,173
Auto Parts — 2.8%
Modine Manufacturing Co.*	6,144	941,322
Banks - Regional — 1.5%
Axos Financial, Inc.*	3,887	303,108
Grupo Financiero Galicia SA, ADR	3,077	181,943
		485,051
Biotechnology — 9.4%
Adaptive Biotechnologies Corp.*	33,178	575,970
Beam Therapeutics, Inc.*	9,287	232,268
Bridgebio Pharma, Inc.*	5,798	363,187
Corcept Therapeutics, Inc.*	4,990	366,615
Cytokinetics, Inc.*	1,332	84,702
Liquidia Corp.*	10,249	249,666
Mirum Pharmaceuticals, Inc.*	4,713	342,399
Newamsterdam Pharma Co. NV*	1,943	73,737
Nuvalent, Inc., Class A*	1,636	162,488
Protagonist Therapeutics, Inc.*	4,906	385,710
Scholar Rock Holding Corp.*	4,007	118,687
Taysha Gene Therapies, Inc.*	32,963	163,496
		3,118,925
Building Products & Equipment — 0.7%
Arlo Technologies, Inc.*	12,780	247,165
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Markets — 0.2%
StoneX Group, Inc.*	777	$ 71,422
Chemicals — 0.7%
ASP Isotopes, Inc.*	22,248	225,372
Coking Coal — 1.2%
Ramaco Resources, Inc., Class A*	13,517	410,376
Consulting Services — 1.5%
Huron Consulting Group, Inc.*	3,011	495,129
Copper — 0.5%
ERO Copper Corp.*	7,679	163,947
Diagnostics & Research — 5.6%
GeneDx Holdings Corp.*	9,840	1,347,194
Guardant Health, Inc.*	5,493	510,959
		1,858,153
Drug Manufacturers - Specialty & Generic — 0.2%
Avadel Pharmaceuticals PLC*	4,161	78,601
Electrical Equipment & Parts — 12.1%
Amprius Technologies, Inc.*	25,770	363,099
Bloom Energy Corp., Class A*	16,921	2,236,279
Powell Industries, Inc.	3,763	1,442,697
		4,042,075
Electronic Components — 0.3%
Bel Fuse, Inc., Class B	555	85,465
Engineering & Construction — 9.9%
Argan, Inc.	4,649	1,423,570
Construction Partners, Inc., Class A*	3,745	428,241
Fluor Corp.*	3,338	162,794
IES Holdings, Inc.*	2,318	908,378
Sterling Infrastructure, Inc.*	976	368,831
		3,291,814
Entertainment — 0.5%
Sphere Entertainment Co.*	2,440	167,091
Health Information Services — 0.4%
HeartFlow, Inc.*	3,156	117,277
Healthcare Plans — 0.6%
Oscar Health, Inc., Class A*	10,232	184,176
Household & Personal Products — 0.4%
Hims & Hers Health, Inc.*	2,620	119,105
Industrial Distribution — 0.7%
Xometry, Inc., Class A*	4,935	240,285
Insurance - Property & Casualty — 3.0%
HCI Group, Inc.	4,915	1,002,709

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
October 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Integrated Freight & Logistics — 0.6%
Pitney Bowes, Inc.	21,588	$ 213,289
Internet Content & Information — 0.2%
Upwork, Inc.*	4,022	64,111
Internet Retail — 1.1%
Wayfair, Inc., Class A*	3,568	369,324
Leisure — 1.2%
Peloton Interactive, Inc., Class A*	53,426	387,873
Medical Care Facilities — 2.0%
Brookdale Senior Living, Inc.*	71,036	658,504
Medical Devices — 4.0%
Alphatec Holdings, Inc.*	25,638	486,866
Artivion, Inc.*	7,332	332,653
Establishment Labs Holdings, Inc.*	5,065	242,867
TransMedics Group, Inc.*	1,997	262,685
		1,325,071
Metal Fabrication — 2.0%
Carpenter Technology Corp.	2,136	674,762
Oil & Gas Equipment & Services — 0.5%
Solaris Energy Infrastructure, Inc.	3,052	162,458
Pollution & Treatment Controls — 3.1%
CECO Environmental Corp.*	14,246	696,487
Energy Recovery, Inc.*	9,952	170,279
PureCycle Technologies, Inc.*	14,187	164,285
		1,031,051
Real Estate - Development — 1.7%
Howard Hughes Holdings, Inc.*	7,324	580,647
Real Estate Services — 0.5%
Newmark Group, Inc., Class A	8,544	152,340
Rental & Leasing Services — 1.0%
FTAI Aviation Ltd.	1,979	342,169
Residential Construction — 0.2%
Green Brick Partners, Inc.*	1,026	66,423
Restaurants — 0.5%
Cheesecake Factory, Inc. (The)	3,299	164,290
Semiconductors — 1.8%
Credo Technology Group Holding Ltd.*	2,165	406,197
nLight, Inc.*	5,964	196,872
		603,069
Software Application — 2.1%
Clear Secure, Inc., Class A	4,106	125,110
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Dave, Inc.*	999	$ 239,081
Porch Group, Inc.*	22,389	336,954
		701,145
Software Infrastructure — 2.0%
Oddity Tech Ltd., Class A*	6,262	283,355
Pagaya Technologies Ltd., Class A*	14,648	393,885
		677,240
Specialty Industrial Machinery — 3.6%
Mirion Technologies, Inc.*	27,006	793,166
NuScale Power Corp.*	8,969	402,439
		1,195,605
Specialty Retail — 0.2%
Savers Value Village, Inc.*	7,038	64,820
Telecom Services — 0.9%
Millicom International Cellular SA	6,242	294,061
TOTAL COMMON STOCKS (Cost $25,194,405)		32,736,281
SHORT-TERM INVESTMENT — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(a)	694,266	694,266

TOTAL SHORT-TERM INVESTMENT (Cost $694,266)		694,266

TOTAL INVESTMENTS - 100.4% (Cost $25,888,671)		33,430,547
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(144,544)
NET ASSETS - 100.0%		$33,286,003

(a)	Rate disclosed is the 7-day yield at October 31, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
October 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 100.6%
Brazil — 9.6%
NU Holdings Ltd., Class A*	8,552	$ 137,773
Raia Drogasil SA	52,000	193,504
TOTVS SA	21,055	174,194
WEG SA	20,800	162,651
		668,122
China — 21.3%
Alibaba Group Holding Ltd.	10,900	231,938
ANTA Sports Products Ltd.	6,359	66,376
BYD Co. Ltd., Class H	7,900	102,068
Contemporary Amperex Technology Co. Ltd., Class A	5,300	289,778
NetEase, Inc.	6,618	185,706
Shenzhen Inovance Technology Co. Ltd., Class A	14,294	154,656
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,460	74,374
Tencent Music Entertainment Group, ADR	12,425	277,326
Xiaomi Corp., Class B(a)*	18,000	99,862
		1,482,084
Hong Kong — 4.3%
AIA Group Ltd.	11,656	113,421
Hong Kong Exchanges & Clearing Ltd.	3,444	187,708
		301,129
Hungary — 0.9%
Wizz Air Holdings PLC(a)*	4,783	65,796
India — 7.2%
HDFC Bank Ltd.	18,806	209,101
Indian Hotels Co. Ltd. (The)	23,361	195,065
Saregama India Ltd.	18,092	92,711
		496,877
Indonesia — 1.0%
Bank Central Asia Tbk PT	138,746	71,037
Ireland — 2.5%
PDD Holdings, Inc., ADR*	1,311	176,815
Netherlands — 5.7%
Prosus NV	5,679	392,524
Poland — 5.3%
Dino Polska SA(a)*	13,891	165,918
InPost SA*	15,813	199,188
		365,106
	Number of Shares	Value
COMMON STOCKS — (Continued)
Singapore — 3.3%
Genting Singapore Ltd.	235,893	$ 132,230
Karooooo Ltd.	2,095	93,395
		225,625
South Korea — 12.6%
Hugel, Inc.*	1,169	214,496
Park Systems Corp.	637	108,507
Samsung Electronics Co. Ltd.	4,872	366,746
Sanil Electric Co. Ltd.	1,047	114,591
SK hynix, Inc.	179	69,648
		873,988
Taiwan — 17.3%
Accton Technology Corp.	9,300	323,424
E Ink Holdings, Inc.	11,787	80,976
MediaTek, Inc.	3,400	144,192
Taiwan Semiconductor Manufacturing Co. Ltd.	13,535	654,549
		1,203,141
Uruguay — 6.0%
Dlocal Ltd.	13,316	195,079
MercadoLibre, Inc.*	94	218,763
		413,842
Vietnam — 3.6%
FPT Corp.	25,284	99,762
Mobile World Investment Corp.	46,900	147,048
		246,810
TOTAL COMMON STOCKS (Cost $5,106,403)		6,982,896

SHORT-TERM INVESTMENT — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(b)	110,936	110,936
TOTAL SHORT-TERM INVESTMENT (Cost $110,936)		110,936

TOTAL INVESTMENTS - 102.2% (Cost $5,217,339)		7,093,832
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%		(150,559)
NET ASSETS - 100.0%		$6,943,273

The accompanying notes are an integral part of the financial statements.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments (Concluded)
October 31, 2025
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2025, these securities amounted to $331,576 or 4.78% of net assets. These securities have been determined by the Fund's Adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at October 31, 2025.
†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments
October 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 71.4%
Consumer Discretionary Products — 6.2%
Beach Acquisition Bidco, LLC, 10.00%, 7/15/33(a)	$ 7,310,000	$ 7,868,455
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	9,290,000	7,942,078
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	5,270,000	3,156,703
		18,967,236
Consumer Discretionary Services — 5.9%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	440,000	423,679
Caesars Entertainment, Inc., 6.00%, 10/15/32(a)	4,020,000	3,837,640
Fertitta Entertainment, LLC, 6.75%, 1/15/30(a)	3,050,000	2,833,715
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	800,000	775,516
JetBlue Airways Corp., 9.875%, 9/20/31(a)	470,000	462,361
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	8,900,000	8,137,079
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	920,000	923,150
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	760,000	771,139
		18,164,279
Consumer Staple Products — 4.6%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	4,300,000	4,555,609
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	2,500,000	2,690,948
Post Holdings, Inc., 6.25%, 10/15/34(a)	2,330,000	2,362,876
Simmons Foods, Inc., 4.625%, 3/1/29(a)	4,820,000	4,627,034
		14,236,467
Financial Services — 2.1%
EZCORP, Inc., 7.375%, 4/1/32(a)	830,000	879,964
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	3,750,000	3,866,884
WEX, Inc., 6.50%, 3/15/33(a)	1,550,000	1,586,668
		6,333,516
Health Care — 8.2%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	6,872,000	7,113,757
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Concentra Health Services, Inc., 6.875%, 7/15/32(a)	$1,470,000	$ 1,535,071
Global Medical Response, Inc., 7.375%, 10/1/32(a)	3,110,000	3,256,450
Molina Healthcare, Inc., 3.875%, 5/15/32(a)	1,200,000	1,082,724
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	1,070,000	1,077,624
Organon & Co., 5.125%, 4/30/31(a)	2,590,000	1,989,771
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	560,000	557,063
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	2,930,000	3,082,799
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	5,290,000	5,450,991
		25,146,250
Industrial Products — 6.2%
EMRLD Borrower LP, 6.625%, 12/15/30(a)	2,230,000	2,295,350
Goat Holdco, LLC, 6.75%, 2/1/32(a)	3,030,000	3,098,890
Madison IAQ, LLC, 5.875%, 6/30/29(a)	6,240,000	6,119,959
SPX Flow, Inc., 8.75%, 4/1/30(a)	4,505,000	4,622,103
TransDigm, Inc., 6.375%, 5/31/33(a)	1,520,000	1,553,834
TransDigm, Inc., 6.75%, 1/31/34(a)	1,490,000	1,545,005
		19,235,141
Industrial Services — 1.7%
AMN Healthcare, Inc., 6.50%, 1/15/31(a)	1,560,000	1,563,741
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	3,740,000	3,778,126
		5,341,867
Insurance — 3.5%
Alliant Holdings Intermediate, LLC, 6.50%, 10/1/31(a)	1,250,000	1,283,592
HUB International Ltd., 7.375%, 1/31/32(a)	5,160,000	5,350,946
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	1,470,000	1,545,019
Jones Deslauriers Insurance Management, Inc., 6.875%, 10/1/33(a)	2,740,000	2,716,846
		10,896,403

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — 16.7%
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(a)	$1,890,000	$ 1,981,029
Arsenal AIC Parent, LLC, 8.00%, 10/1/30(a)	1,450,000	1,541,589
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	12,480,000	11,238,385
Celanese US Holdings, LLC, 6.75%, 4/15/33	1,570,000	1,547,570
Century Aluminum Co., 6.875%, 8/1/32(a)	1,490,000	1,533,769
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(a)	3,100,000	3,172,450
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(a)	3,060,000	3,169,649
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	3,025,000	3,036,419
Compass Minerals International, Inc., 8.00%, 7/1/30(a)	2,720,000	2,832,825
Inversion Escrow Issuer, LLC, 6.75%, 8/1/32(a)	410,000	400,688
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(b)(c)(d)(e)	1,650,000	—
Olympus Water US Holding Corp., 7.25%, 6/15/31(a)	830,000	829,212
Olympus Water US Holding Corp., 7.25%, 2/15/33(a)	1,860,000	1,854,863
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	8,230,000	5,997,071
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	7,933,000	7,869,433
Specialty Steel Holdings, Inc., 12.00%, 11/15/33(c)(d)	195,000	195,000
Toucan FinCo Ltd., 9.50%, 5/15/30(a)	4,380,000	4,111,673
		51,311,625
Media — 4.2%
CCO Holdings, LLC, 4.50%, 5/1/32	1,040,000	925,787
CCO Holdings, LLC , 4.50%, 6/1/33(a)	4,240,000	3,682,706
CCO Holdings, LLC , 4.25%, 1/15/34(a)	2,930,000	2,463,999
Clear Channel Outdoor Holdings, Inc., 7.50%, 3/15/33(a)	1,550,000	1,622,720
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	$3,050,000	$ 3,076,776
Warnermedia Holdings, Inc., 5.05%, 3/15/42	1,350,000	1,085,143
		12,857,131
Oil & Gas — 2.8%
Harvest Midstream I LP, 7.50%, 9/1/28(a)	3,080,000	3,126,656
Teine Energy Ltd., 6.875%, 4/15/29(a)	5,473,000	5,464,233
		8,590,889
Retail & Wholesale - Discretionary — 3.3%
Avis Budget Car Rental, LLC, 8.25%, 1/15/30(a)	370,000	378,515
Avis Budget Car Rental, LLC, 8.375%, 6/15/32(a)	370,000	379,641
High Ridge Brands Escrow(c)(d)	125,000	—
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(a)	2,330,000	2,307,898
Patrick Industries, Inc., 6.375%, 11/1/32(a)	3,054,000	3,117,035
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	3,690,000	3,862,028
		10,045,117
Software & Technology Services — 4.9%
Ahead DB Holdings, LLC, 6.625%, 5/1/28(a)	810,000	819,217
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	8,540,000	8,366,811
CoreWeave, Inc., 9.00%, 2/1/31(a)	4,620,000	4,624,399
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	1,331,000	1,349,504
		15,159,931
Telecommunications — 1.1%
WULF Compute, LLC, 7.75%, 10/15/30(a)	3,190,000	3,320,501
TOTAL CORPORATE BONDS (Cost $223,365,807)		219,606,353
SENIOR LOANS† — 24.9%
Consumer Discretionary Products — 1.2%
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.26% (SOFR +426 bps), 6/1/28(f)(g)	3,891,051	3,787,685

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Discretionary Services — 0.3%
SGH2, LLC, Initial Dollar Term Loan, 8.51% (SOFR +450 bps), 8/18/32(f)	$810,000	$ 811,539
Health Care — 5.0%
CVET Midco 2 LP, Initial Term Loan, 9.00% (SOFR +500 bps), 10/13/29(f)	8,826,161	7,781,188
EyeCare Partners, LLC, Tranche B Term Loan, 8.58% (SOFR +471 bps), 11/30/28(f)	3,106,838	1,839,839
EyeCare Partners, LLC, Tranche C Term Loan, 10.72% (SOFR +685 bps), 11/30/28(d)(f)	305,803	71,099
Heartland Dental, LLC, 2025 Replacement Term Loan, 7.71% (SOFR +375 bps), 8/25/32(f)	736,286	738,815
Medical Solutions Holdings, Inc., Second Lien Term Loan, 10.94% (SOFR +710 bps), 11/1/29(d)(f)	1,770,000	398,250
Performance Health Holdings, Inc., Initial Term Loan, 7.62% (SOFR +375 bps), 3/19/32(f)	4,718,175	4,670,993
		15,500,184
Industrial Products — 2.2%
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.26% (SOFR +626 bps), 5/21/29(f)	3,115,812	3,131,391
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 10.76% (SOFR +676 bps), 5/21/29(f)	3,546,499	3,564,232
		6,695,623
Industrial Services — 3.1%
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 9.46% (SOFR +550 bps), 7/29/33(f)	1,920,000	1,927,200
Infinite Bidco, LLC, First Lien Term Loan, 7.85% (SOFR +401 bps), 3/2/28(f)	2,798,724	2,700,768
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — (Continued)
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.10% (SOFR +726 bps), 3/2/29(f)	$4,245,740	$ 3,860,991
LaserShip, Inc., Tranche E Term Loan, 5.76% (SOFR +176 bps), 8/10/29(f)	3,314,356	966,682
		9,455,641
Insurance — 2.7%
Asurion, LLC, New B-4 Term Loan, 9.33% (SOFR +536 bps), 1/20/29(f)	8,860,000	8,471,755
Materials — 3.2%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 10.00%, 6/30/26(c)(d)	379,969	183,335
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.06% (SOFR +410 bps), 11/24/27(f)	551,672	519,261
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 11.81% (SOFR +785 bps), 11/24/28(f)	6,410,000	5,833,100
HP PHRG Borrower, LLC, Closing Date Term Loan, 8.00% (SOFR +400 bps), 2/20/32(f)	1,779,550	1,740,631
Iris Holding, Inc., Initial Term Loan, 6/28/28(g)	1,500,000	1,460,093
		9,736,420
Media — 3.9%
Auction.com, LLC, Term Loan, 10.04% (SOFR +600 bps), 5/26/28(f)	6,451,218	5,669,008
MH Sub I, LLC, Second Lien Term Loan, 10.09% (SOFR +625 bps), 2/23/29(f)	8,090,000	6,188,850
Sterling Entertainment Enterprises, LLC, 2025 Notes, Second Lien, 17.75%, 4/10/26(c)(d)(e)	106,734	18,892
		11,876,750

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — 2.1%
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	$3,343,200	$ 3,357,843
Kaseya, Inc., Initial Term Loan, 8.96% (SOFR +500 bps), 3/5/33(f)	3,200,000	3,174,016
		6,531,859
Technology Hardware & Semiconductors — 1.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.28% (SOFR +560 bps), 2/1/30(f)	3,794,939	3,635,438
TOTAL SENIOR LOANS (Cost $85,040,922)		76,502,894
ASSET-BACKED SECURITIES — 0.9%
BBAM US CLO III Ltd., Ser 2023-3A, Class DR, 2023-3A, DR, 9.142% (SOFR + 520bps), 10/15/38(a)(f)	1,150,000	1,149,684
Trinitas CLO XXI Ltd., Ser 2022-21A, Class ER, 2022-21A, ER, 9.384% (SOFR + 550bps), 4/20/38(a)(f)	1,580,000	1,578,118
TOTAL ASSET-BACKED SECURITIES (Cost $2,733,866)		2,727,802
	Number of Shares
COMMON STOCKS† — 0.3%
Industrial Products — 0.2%
Utex Industries, Inc.(c)(d)*	7,506	420,186
Materials — 0.1%
Arctic Canadian Diamond Co. Ltd.(c)(d)*	541	26,509
Burgundy Diamond Mines Ltd.(c)(d)*	983,076	—
Real Alloy Holding, Inc.(c)(d)*	3	221,806
Specialty Steel Holdings, Inc.(c)(d)*	1	116,459
		364,774
TOTAL COMMON STOCKS (Cost $770,337)		784,960
	Par Value	Value
WARRANTS† — 0.0%
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/25(c)(d)*	$1,150	$ —
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 97.5% (Cost $311,910,932)		299,622,009
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		7,783,642
NET ASSETS - 100.0%		$307,405,651

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2025, these securities amounted to $218,580,655 or 71.10% of net assets. These securities have been determined by the Fund's Adviser to be liquid securities, unless otherwise noted.
(b)	Security is currently in default.
(c)	Security is fair valued by the Adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(d)	Security is deemed illiquid at October 31, 2025.
(e)	Security deemed to be restricted as of October 31, 2025. As of October 31, 2025, the fair value of restricted securities in the aggregate was $18,892, representing 0.01% of the Fund’s net assets. Additional information on restricted securities can be found in Note 1.
(f)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(g)	All or a portion of this Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
CLO	Collateralized Loan Obligation
LLC	Limited Liability Company

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Concluded)
October 31, 2025
(Unaudited)
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Assets and Liabilities
October 31, 2025
(Unaudited)
	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Assets
Investments, at value*	$5,401,600,584	$317,773,479	$125,762,526
Foreign currency, at value (Cost $—, $168,927 and $534, respectively)	—	167,575	534
Receivables:
Capital shares sold	69,095,659	66,666	42,835
Investments sold	16,039,976	—	—
Dividends	2,909,227	987,795	675,886
Prepaid expenses and other assets	62,616	3,790	3,528
Total Assets	5,489,708,062	318,999,305	126,485,309
Liabilities
Payables:
Capital shares redeemed	8,317,830	294,356	125,143
Investment adviser	3,932,916	232,184	86,555
Transfer agent fees	1,417,140	103,488	51,319
Administration and accounting fees	202,626	13,500	4,700
Shareholder reporting fees	178,927	23,086	30,287
Custodian fees	86,852	13,590	18,844
Distribution fees (Investor Class Shares)	39,301	3,142	404
Investments purchased	—	—	1,843,927
Deferred foreign capital gains tax	—	—	703,676
Accrued expenses	95,870	30,619	34,212
Total Liabilities	14,271,462	713,965	2,899,067
Contingencies and Commitments (Note 2)	N/A	N/A	—
Net Assets	$5,475,436,600	$318,285,340	$123,586,242
Net Assets Consisted of:
Capital stock, $0.01 par value	$1,088,091	$112,915	$76,517
Paid-in capital	1,694,122,503	152,841,232	107,987,635
Total distributable earnings	3,780,226,006	165,331,193	15,522,090
Net Assets	$5,475,436,600	$318,285,340	$123,586,242
Institutional Class:
Net assets	$5,290,086,932	$303,748,336	$121,693,185
Shares outstanding	104,970,917	10,761,827	7,532,762
Net asset value, offering and redemption price per share	$50.40	$28.22	$16.16
Investor Class:
Net assets	$185,349,668	$14,537,004	$1,893,057
Shares outstanding	3,838,157	529,674	118,939
Net asset value, offering and redemption price per share	$48.29	$27.45	$15.92
* Investments, at cost	$3,063,869,274	$213,722,736	$99,772,031
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Assets and Liabilities (Concluded)
October 31, 2025
(Unaudited)
	Polen U.S. Small Company Growth Fund	Polen Emerging Markets Growth Fund	Polen Opportunistic High Yield Fund
Assets
Investments, at value*	$33,430,547	$7,093,832	$299,622,009
Cash and cash equivalents	—	—	6,011,631
Foreign currency, at value (Cost $—, $229,694 and $—, respectively)	—	229,666	—
Receivables:
Investments sold	231,149	351,187	789,225
Capital shares sold	36,387	3,570	—
Dividends	4,735	4,806	3,969,608
Prepaid expenses and other assets	9,147	8,478	28,685
Total Assets	33,711,965	7,691,539	310,421,158
Liabilities
Payables:
Investments purchased	354,533	624,583	2,073,903
Transfer agent fees	30,563	7,556	16,617
Shareholder reporting fees	10,965	11,105	6,549
Investment adviser	7,235	203	176,810
Custodian fees	3,210	10,764	4,766
Administration and accounting fees	1,518	5,613	11,544
Distribution fees (Investor Class Shares)	466	—	288
Capital shares redeemed	432	—	422,684
Distributions to shareholders	—	—	273,018
Deferred foreign capital gains tax	—	67,531	—
Accrued expenses	17,040	20,911	29,328
Total Liabilities	425,962	748,266	3,015,507
Contingencies and Commitments (Note 2)	—	—	—
Net Assets	$33,286,003	$6,943,273	$307,405,651
Net Assets Consisted of:
Capital stock, $0.01 par value	$18,391	$6,798	$435,568
Paid-in capital	68,375,100	10,225,019	355,715,834
Total distributable earnings/(loss)	(35,107,488)	(3,288,544)	(48,745,751)
Net Assets	$33,286,003	$6,943,273	$307,405,651
Institutional Class:
Net assets	$23,332,255	$6,943,273	$5,978,511
Shares outstanding	1,288,904	679,833	842,962
Net asset value, offering and redemption price per share	$18.10	$10.21	$7.09
Investor Class:
Net assets	$2,313,535	N/A	$1,365,708
Shares outstanding	129,996	N/A	193,568
Net asset value, offering and redemption price per share	$17.80	N/A	$7.06
Class Y:
Net assets	$7,640,213	N/A	$300,061,432
Shares outstanding	420,213	N/A	42,520,255
Net asset value, offering and redemption price per share	$18.18	N/A	$7.06
* Investments, at cost	$25,888,671	$5,217,339	$311,910,932
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Operations
For the Six Months Ended October 31, 2025
(Unaudited)
	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Investment income
Dividends	$18,771,362	$1,299,074	$1,188,475
Less: foreign taxes withheld	—	(46,103)	(153,804)
Total investment income	18,771,362	1,252,971	1,034,671
Expenses
Advisory fees(Note 2)	24,460,159	1,497,890	640,062
Transfer agent fees(Note 2)	2,440,096	167,559	93,794
Administration and accounting fees(Note 2)	453,624	29,365	2,669
Distribution fees (Investor Class)(Note 2)	251,683	22,538	2,585
Legal fees	187,485	12,296	6,743
Trustees’ and officers’ fees(Note 2)	175,909	10,754	15,496
Shareholder reporting fees	122,883	20,743	20,622
Audit and tax fees	91,218	19,365	18,348
Custodian fees(Note 2)	76,373	8,895	13,424
Registration and filing fees	46,246	20,769	21,323
Other expenses	141,051	21,531	19,480
Total expenses	28,446,727	1,831,705	854,546
Less: waivers and/or reimbursements(Note 2)	—	—	(23,651)
Net expenses after waivers and/or reimbursements	28,446,727	1,831,705	830,895
Net investment income/(loss)	(9,675,365)	(578,734)	203,776
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments(a)	638,934,814	22,438,758	5,300,110
Net realized loss from foreign currency transactions	—	(33,054)	(55,531)
Net change in unrealized appreciation/(depreciation) on investments(b)	192,197,825	21,025,599	(2,790,142)
Net change in unrealized appreciation on foreign currency translations	—	17,357	7,022
Net realized and unrealized gain on investments	831,132,639	43,448,660	2,461,459
Net increase in net assets resulting from operations	$821,457,274	$42,869,926	$2,665,235

(a)	Net realized gain/(loss) on investments for the Polen International Growth Fund was net of foreign capital gains tax withheld of $70,070.
(b)	Net change in unrealized appreciation/(depreciation) on investments for the Polen International Growth Fund was net of an increase in deferred foreign capital gains tax of $469,907.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Operations (Concluded)
For the Six Months Ended October 31, 2025
(Unaudited)
	Polen U.S. Small Company Growth Fund	Polen Emerging Markets Growth Fund	Polen Opportunistic High Yield Fund
Investment income
Dividends	$66,631	$172,349	$8,882
Interest	—	—	13,633,957
Less: foreign taxes withheld	(2,703)	(13,100)	—
Total investment income	63,928	159,249	13,642,839
Expenses
Advisory fees(Note 2)	158,933	78,361	1,080,262
Transfer agent fees(Note 2)	58,484	18,653	34,976
Registration and filing fees	25,354	13,294	27,377
Shareholder reporting fees	13,800	11,934	9,759
Audit and tax fees	12,932	18,614	17,564
Administration and accounting fees(Note 2)	3,566	5,086	24,645
Custodian fees(Note 2)	3,189	6,465	3,786
Distribution fees (Investor Class)(Note 2)	2,578	—	1,623
Legal fees	2,479	1,696	12,087
Trustees’ and officers’ fees(Note 2)	1,166	483	26,977
Other expenses	5,573	7,544	10,653
Total expenses before waivers and/or reimbursements	288,054	162,130	1,249,709
Less: waivers and/or reimbursements(Note 2)	(113,006)	(64,178)	(25,377)
Net expenses after waivers and/or reimbursements	175,048	97,952	1,224,332
Net investment income/(loss)	(111,120)	61,297	12,418,507
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments(a)	5,625,592	2,849,248	(127,495)
Net realized loss from foreign currency transactions	—	(18,746)	—
Net realized loss from forward foreign currency contracts	—	(118)	—
Net change in unrealized appreciation/(depreciation) on investments(b)	4,291,760	(533,415)	(45,873)
Net change in unrealized appreciation on foreign currency translations	—	158	—
Net change in unrealized appreciation on forward foreign currency contracts	—	32	—
Net realized and unrealized gain/(loss) on investments	9,917,352	2,297,159	(173,368)
Net increase in net assets resulting from operations	$9,806,232	$2,358,456	$12,245,139

(a)	Net realized gain/(loss) on investments for the Polen Emerging Markets Growth Fund was net of foreign capital gains tax withheld of $47,859.
(b)	Net change in unrealized appreciation/(depreciation) on investments for the Polen Emerging Markets Growth Fund was net of an decrease in deferred foreign capital gains tax of $1,039.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets
	Polen Growth Fund
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment loss	$(9,675,365)	$(24,544,594)
Net realized gains from investments	638,934,814	1,621,033,304
Net change in unrealized appreciation/(depreciation) on investments	192,197,825	(1,097,285,543)
Net increase in net assets resulting from operations	821,457,274	499,203,167
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(331,794,107)
Investor Class	—	(12,766,413)
Net decrease in net assets from dividends and distributions to shareholders	—	(344,560,520)
Decrease in net assets derived from capital share transactions (Note 4)	(948,342,749)	(2,115,571,445)
Total decrease in net assets	(126,885,475)	(1,960,928,798)
Net assets
Beginning of year/period	5,602,322,075	7,563,250,873
End of year/period	$5,475,436,600	$5,602,322,075
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Global Growth Fund
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment loss	$(578,734)	$(971,635)
Net realized gains from investments and foreign currency transactions	22,405,704	81,403,201
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	21,042,956	(56,143,867)
Net increase in net assets resulting from operations	42,869,926	24,287,699
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(14,270,033)
Investor Class	—	(775,219)
Net decrease in net assets from dividends and distributions to shareholders	—	(15,045,252)
Decrease in net assets derived from capital share transactions (Note 4)	(69,593,413)	(126,655,618)
Total decrease in net assets	(26,723,487)	(117,413,171)
Net assets
Beginning of year/period	345,008,827	462,421,998
End of year/period	$318,285,340	$345,008,827
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen International Growth Fund
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$203,776	$365,341
Net realized gains from investments and foreign currency transactions	5,244,579	20,687,303
Net change in unrealized depreciation on investments and foreign currency translations	(2,783,120)	(16,813,547)
Net increase in net assets resulting from operations	2,665,235	4,239,097
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(873,760)
Investor Class	—	(4,516)
Net decrease in net assets from dividends and distributions to shareholders	—	(878,276)
Decrease in net assets derived from capital share transactions (Note 4)	(55,608,688)	(63,632,482)
Total decrease in net assets	(52,943,453)	(60,271,661)
Net assets
Beginning of year/period	176,529,695	236,801,356
End of year/period	$123,586,242	$176,529,695
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen U.S. Small Company Growth Fund
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment loss	$(111,120)	$(311,415)
Net realized gains from investments	5,625,592	3,874,594
Net change in unrealized appreciation/(depreciation) on investments	4,291,760	(2,824,643)
Net increase in net assets resulting from operations	9,806,232	738,536
Decrease in net assets derived from capital share transactions (Note 4)	(10,967,296)	(30,397,589)
Total decrease in net assets	(1,161,064)	(29,659,053)
Net assets
Beginning of year/period	34,447,067	64,106,120
End of year/period	$33,286,003	$34,447,067
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Emerging Markets Growth Fund
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$61,297	$58,461
Net realized gains/(losses) from investments, foreign currency transactions and forward foreign currency contracts	2,830,384	(2,747,360)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translations and forward foreign currency contracts	(533,225)	4,080,074
Net increase in net assets resulting from operations	2,358,456	1,391,175
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(39,281)
Net decrease in net assets from dividends and distributions to shareholders	—	(39,281)
Decrease in net assets derived from capital share transactions (Note 4)	(9,991,059)	(6,354,475)
Total decrease in net assets	(7,632,603)	(5,002,581)
Net assets
Beginning of year/period	14,575,876	19,578,457
End of year/period	$6,943,273	$14,575,876
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Statements of Changes in Net Assets (Continued)
	Polen Opportunistic High Yield Fund
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$12,418,507	$24,081,093
Net realized gains/(losses) from investments	(127,495)	1,499,781
Net change in unrealized depreciation on investments	(45,873)	(7,601,448)
Net increase in net assets resulting from operations	12,245,139	17,979,426
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(235,680)	(387,259)
Investor Class	(50,762)	(121,886)
Class Y	(12,261,049)	(23,754,206)
Net decrease in net assets from dividends and distributions to shareholders	(12,547,491)	(24,263,351)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	10,099,905	(8,987,562)
Total increase/(decrease) in net assets	9,797,553	(15,271,487)
Net assets
Beginning of period/year	297,608,098	312,879,585
End of period/year	$307,405,651	$297,608,098
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN GROWTH FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$43.66	$43.38	$34.76	$40.67	$50.14	$34.57
Net investment loss(1)	(0.08)	(0.16)	(0.20)	(0.21)	(0.31)	(0.22)
Net realized and unrealized gain/(loss) on investments	6.82	2.90	8.82	(2.49)	(6.99)	16.37
Total from investment operations	6.74	2.74	8.62	(2.70)	(7.30)	16.15
Dividends and distributions to shareholders from:
Net realized capital gains	—	(2.46)	—	(3.21)	(2.17)	(0.58)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	—	—	0.00(2)
Net asset value, end of year/period	$50.40	$43.66	$43.38	$34.76	$40.67	$50.14
Total investment return(3)	15.44%	5.71%	24.80%	(5.67)%	(15.68)%	46.91%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$5,290,087	$5,402,994	$7,293,884	$6,798,041	$9,466,044	$10,700,658
Ratio of expenses to average net assets	0.98%(4)	0.97%(5)	0.96%	0.98%	0.96%	0.97%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	0.98%(4)	0.97%(5)	0.96%	0.98%	0.96%	0.97%
Ratio of net investment loss to average net assets	(0.33)%(4)	(0.35)%	(0.50)%	(0.58)%	(0.60)%	(0.50)%
Portfolio turnover rate	18%(6)	37%	18%	19%	24%	19%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.97% for the year ended April 30, 2025.
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$41.89	$41.81	$33.58	$39.52	$48.90	$33.81
Net investment loss(1)	(0.13)	(0.27)	(0.29)	(0.29)	(0.43)	(0.31)
Net realized and unrealized gain/(loss) on investments	6.53	2.81	8.52	(2.44)	(6.78)	15.98
Total from investment operations	6.40	2.54	8.23	(2.73)	(7.21)	15.67
Dividends and distributions to shareholders from:
Net realized capital gains	—	(2.46)	—	(3.21)	(2.17)	(0.58)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	—	—	0.00(2)
Net asset value, end of year/period	$48.29	$41.89	$41.81	$33.58	$39.52	$48.90
Total investment return(3)	15.28%	5.44%	24.51%	(5.92)%	(15.90)%	46.54%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$185,350	$199,328	$269,367	$233,752	$332,144	$417,735
Ratio of expenses to average net assets	1.23%(4)	1.22%(5)	1.21%	1.23%	1.21%	1.21%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.23%(4)	1.22%(5)	1.21%	1.23%	1.21%	1.21%
Ratio of net investment loss to average net assets	(0.58)%(4)	(0.60)%	(0.75)%	(0.83)%	(0.85)%	(0.74)%
Portfolio turnover rate	18%(6)	37%	18%	19%	24%	19%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.22% for the year ended April 30, 2025.
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN GLOBAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$25.01	$24.84	$21.23	$21.09	$26.07	$18.47
Net investment loss(1)	(0.04)	(0.06)	(0.04)	(0.02)	(0.09)	(0.08)
Net realized and unrealized gain/(loss) on investments	3.25	1.22	3.65	0.37	(4.21)	7.68
Total from investment operations	3.21	1.16	3.61	0.35	(4.30)	7.60
Dividends and distributions to shareholders from:
Net realized capital gains	—	(0.99)	—	(0.21)	(0.68)	—
Redemption fees	—	—	—	—	—	0.00(2)
Net asset value, end of year/period	$28.22	$25.01	$24.84	$21.23	$21.09	$26.07
Total investment return(3)	12.84%	4.29%	17.00%	1.80%	(17.08)%	41.15%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$303,748	$326,283	$440,863	$422,798	$531,927	$587,255
Ratio of expenses to average net assets	1.03%(4)	1.01%	0.98%	1.01%	0.99%	1.06%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.03%(4)	1.01%	0.98%	1.01%	0.99%	1.01%(5)
Ratio of net investment loss to average net assets	(0.32)%(4)	(0.22)%	(0.16)%	(0.10)%	(0.36)%	(0.35)%
Portfolio turnover rate	27%(6)	32%	21%	21%	36%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN GLOBAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$24.35	$24.27	$20.80	$20.71	$25.68	$18.24
Net investment loss(1)	(0.08)	(0.12)	(0.10)	(0.07)	(0.16)	(0.13)
Net realized and unrealized gain/(loss) on investments	3.18	1.19	3.57	0.37	(4.13)	7.57
Total from investment operations	3.10	1.07	3.47	0.30	(4.29)	7.44
Dividends and distributions to shareholders from:
Net realized capital gains	—	(0.99)	—	(0.21)	(0.68)	—
Redemption fees	—	—	—	—	—	0.00(2)
Net asset value, end of year/period	$27.45	$24.35	$24.27	$20.80	$20.71	$25.68
Total investment return(3)	12.73%	4.01%	16.68%	1.59%	(17.30)%	40.79%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$14,537	$18,726	$21,559	$20,923	$27,111	$45,081
Ratio of expenses to average net assets	1.28%(4)	1.26%	1.23%	1.26%	1.24%	1.31%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	1.28%(4)	1.26%	1.23%	1.26%	1.24%	1.26%(5)
Ratio of net investment loss to average net assets	(0.56)%(4)	(0.47)%	(0.41)%	(0.35)%	(0.61)%	(0.60)%
Portfolio turnover rate	27%(6)	32%	21%	21%	36%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN INTERNATIONAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$15.94	$15.80	$14.81	$14.27	$18.20	$13.93
Net investment income/(loss)(1)	0.02	0.03	0.06	0.04	0.00(2)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.20	0.18	0.98	0.50	(3.93)	4.29
Total from investment operations	0.22	0.21	1.04	0.54	(3.93)	4.27
Dividends and distributions to shareholders from:
Net investment income	—	(0.07)	(0.05)	—	—	—
Redemption fees	—	—	—	—	—	0.00(2)
Net asset value, end of year/period	$16.16	$15.94	$15.80	$14.81	$14.27	$18.20
Total investment return(3)	1.38%	1.31%	7.04%	3.78%	(21.59)%	30.65%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$121,693	$174,248	$234,106	$227,176	$278,801	$461,059
Ratio of expenses to average net assets	1.10%(4)	1.07%	1.04%	1.08%	1.04%	1.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.13%(4)	1.07%	1.04%	1.08%	1.03%	1.03%
Ratio of net investment income/(loss) to average net assets	0.27%(4)	0.18%	0.41%	0.26%	0.02%	(0.09)%
Portfolio turnover rate	26%(6)	37%	15%	20%	35%	33%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN INTERNATIONAL GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$15.72	$15.58	$14.60	$14.10	$18.04	$13.84
Net investment income/(loss)(1)	0.00(2)	(0.01)	0.02	0.01	(0.04)	(0.06)
Net realized and unrealized gain/(loss) on investments	0.20	0.18	0.97	0.49	(3.90)	4.26
Total from investment operations	0.20	0.17	0.99	0.50	(3.94)	4.20
Dividends and distributions to shareholders from:
Net investment income	—	(0.03)	(0.01)	—	—	—
Redemption fees	—	—	—	—	—	0.00(2)
Net asset value, end of year/period	$15.92	$15.72	$15.58	$14.60	$14.10	$18.04
Total investment return(3)	1.27%	1.07%	6.76%	3.55%	(21.84)%	30.35%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$1,893	$2,282	$2,696	$2,805	$3,976	$5,394
Ratio of expenses to average net assets	1.35%(4)	1.32%	1.29%	1.33%	1.29%	1.35%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.38%(4)	1.32%	1.29%	1.33%	1.28%	1.29%
Ratio of net investment income/(loss) to average net assets	0.02%(4)	(0.07)%	0.16%	0.08%	(0.23)%	(0.34)%
Portfolio turnover rate	26%(6)	37%	15%	20%	35%	33%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$13.23	$13.34	$12.81	$13.49	$19.69	$11.17
Net investment loss(1)	(0.05)	(0.09)(2)	(0.11)	(0.11)	(0.16)	(0.18)
Net realized and unrealized gain/(loss) on investments	4.92	(0.02)	0.64	(0.57)	(5.29)	8.72
Total from investment operations	4.87	(0.11)	0.53	(0.68)	(5.45)	8.54
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	—	(0.75)	(0.02)
Redemption fees	—	—	—	—	—	0.00(3)
Net asset value, end of year/period	$18.10	$13.23	$13.34	$12.81	$13.49	$19.69
Total investment return(4)	36.81%	(0.82)%	4.14%	(5.04)%	(29.11)%	76.49%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$23,332	$29,109	$55,154	$71,304	$122,352	$118,390
Ratio of expenses to average net assets	1.10%(5)	1.10%(6)	1.10%	1.10%	1.10%	1.25%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	1.70%(5)	1.50%(6)	1.33%	1.40%	1.26%	1.34%
Ratio of net investment loss to average net assets	(0.70)%(5)	(0.63)%	(0.80)%	(0.83)%	(0.81)%	(1.06)%
Portfolio turnover rate	150%(8)	54%	37%	45%	58%	40%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.10% for the year ended April 30, 2025.
(7)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$13.02	$13.17	$12.67	$13.38	$19.59	$11.14
Net investment loss(1)	(0.07)	(0.12)(2)	(0.14)	(0.14)	(0.20)	(0.22)
Net realized and unrealized gain/(loss) on investments	4.85	(0.03)	0.64	(0.57)	(5.26)	8.69
Total from investment operations	4.78	(0.15)	0.50	(0.71)	(5.46)	8.47
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	—	(0.75)	(0.02)
Redemption fees	—	—	—	—	—	0.00(3)
Net asset value, end of year/period	$17.80	$13.02	$13.17	$12.67	$13.38	$19.59
Total investment return(4)	36.71%	(1.14)%	3.95%	(5.31)%	(29.31)%	76.07%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$2,314	$1,885	$4,417	$5,389	$8,270	$11,364
Ratio of expenses to average net assets	1.35%(5)	1.35%(6)	1.35%	1.35%	1.35%	1.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	3.51%(5)	1.75%(6)	1.59%	1.65%	1.52%	1.58%
Ratio of net investment loss to average net assets	(0.95)%(5)	(0.88)%	(1.05)%	(1.08)%	(1.06)%	(1.31)%
Portfolio turnover rate	150%(8)	54%	37%	45%	58%	40%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.35% for the year ended April 30, 2025.
(7)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN U.S. SMALL COMPANY GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022*
Per Share Operating Performance
Net asset value, beginning of year/period	$13.28	$13.38	$12.83	$13.50	$19.24
Net investment loss(1)	(0.05)	(0.08)	(0.09)	(0.09)	(0.12)
Net realized and unrealized gain/(loss) on investments	4.95	(0.02)	0.64	(0.58)	(4.87)
Total from investment operations	4.90	(0.10)	0.55	(0.67)	(4.99)
Dividends and distributions to shareholders from:
Net realized capital gains	—	—	—	—	(0.75)
Redemption fees	—	—	—	—	—
Net asset value, end of year/period	$18.18	$13.28	$13.38	$12.83	$13.50
Total investment return(2)	36.90%	(0.75)%	4.29%	(4.96)%	(27.40)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$7,640	$3,453	$4,535	$4,612	$4,924
Ratio of expenses to average net assets	1.00%(3)	1.00%(4)	1.00%	1.00%	1.00%(3)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.66%(3)	1.45%(4)	1.25%	1.30%	1.15%(3)
Ratio of net investment loss to average net assets	(0.60)%(3)	(0.53)%	(0.70)%	(0.73)%	(0.68)%(3)
Portfolio turnover rate	150%(6)	54%	37%	45%	58%(6)

*	Commencement of operations on June 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.00% for the year ended April 30, 2025.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN EMERGING MARKETS GROWTH FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021*
Per Share Operating Performance
Net asset value, beginning of year/period	$8.67	$7.98	$7.86	$7.67	$10.78	$10.00
Net investment income/(loss)(1)	0.04	0.03	0.05	0.02	(0.00)(2)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.50	0.68	0.07	0.18	(3.11)	0.82
Total from investment operations	1.54	0.71	0.12	0.20	(3.11)	0.78
Dividends and distributions to shareholders from:
Net investment income	—	(0.02)	(0.00)(2)	(0.01)	—	—
Net asset value, end of year/period	$10.21	$8.67	$7.98	$7.86	$7.67	$10.78
Total investment return(3)	17.76%	8.85%	1.56%	2.57%	(28.85)%	7.80%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$6,943	$14,576	$19,578	$19,303	$18,666	$25,981
Ratio of expenses to average net assets	1.25%(4)	1.25%(5)	1.25%	1.25%	1.25%	1.25%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	2.07%(4)	1.94%(5)	1.78%	1.96%	1.74%	2.51%(4)
Ratio of net investment income/(loss) to average net assets	0.78%(4)	0.31%	0.64%	0.28%	(0.02)%	(0.65)%(4)
Portfolio turnover rate	40%(7)	31%	23%	49%	28%	16%(7)

*	Commencement of operations on October 16, 2020.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.25% for the year ended April 30, 2025.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year/period	$7.09	$7.24	$7.16	$7.11	$8.58	$8.09	$8.72
Net investment income(1)	0.29	0.56	0.33	0.63	0.43	0.52	0.61(2)
Net realized and unrealized gain/(loss) on investments	—	(0.14)	0.09	0.05	(1.45)	0.48	(0.64)
Total from investment operations	0.29	0.42	0.42	0.68	(1.02)	1.00	(0.03)
Dividends and distributions to shareholders from:
Net investment income	(0.29)	(0.57)	(0.34)	(0.63)	(0.45)	(0.51)	(0.60)
Net realized capital gains	—	—	—	—	(0.00)(3)	—	—
Total dividends and distributions to shareholders	(0.29)	(0.57)	(0.34)	(0.63)	(0.45)	(0.51)	(0.60)
Redemption fees	0.00(3)	0.00(3)	—	0.00(3)	—	—	—
Net asset value, end of year/period	$7.09	$7.09	$7.24	$7.16	$7.11	$8.58	$8.09
Total investment return(4)	4.11%	5.93%	6.02%	9.97%	(12.25)%	12.63%	(0.11)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$5,979	$5,600	$3,609	$554	$12	$708	$668
Ratio of expenses to average net assets	0.89%(5)	0.89%	0.89%(5)	0.89%	0.79%(6)	0.79%(6)	0.79%(6)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	0.86%(5)	0.89%	1.08%(5)	0.92%	0.90%	0.98%	1.32%
Ratio of net investment income to average net assets	7.95%(5)	7.75%	7.90%(5)	8.96%	5.14%	6.11%	7.44%
Portfolio turnover rate	40%(8)	59%	44%(8)	43%	36%	74%	66%

*	The Fund changed its fiscal year end from September 30 to April 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	According to the Predecessor Fund’s shareholder services plan with respect to the Fund’s Institutional Class shares, any amount of such payment not paid during the Fund’s fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year.
(7)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year/period	$7.06	$7.21	$7.13	$7.09	$8.61	$8.12	$8.75
Net investment income(1)	0.28	0.54	0.32	0.61	0.45	0.49	0.59(2)
Net realized and unrealized gain/(loss) on investments	—	(0.13)	0.09	0.04	(1.49)	0.48	(0.65)
Total from investment operations	0.28	0.41	0.41	0.65	(1.04)	0.97	(0.06)
Dividends and distributions to shareholders from:
Net investment income	(0.28)	(0.56)	(0.33)	(0.61)	(0.48)	(0.48)	(0.57)
Net realized capital gains	—	—	—	—	(0.00)(3)	—	—
Total dividends and distributions to shareholders	(0.28)	(0.56)	(0.33)	(0.61)	(0.48)	(0.48)	(0.57)
Redemption fees	0.00(3)	0.00(3)	—	0.00(3)	—	0.00(3)	0.00(3)
Net asset value, end of year/period	$7.06	$7.06	$7.21	$7.13	$7.09	$8.61	$8.12
Total investment return(4)	4.01%	5.72%	5.92%	9.47%	(12.51)%	12.20%	(0.46)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$1,366	$1,152	$1,725	$1,413	$1,384	$2,480	$2,579
Ratio of expenses to average net assets	1.14%(5)	1.14%	1.14%(5)	1.14%	1.14%	1.14%	1.14%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.14%(5)	1.18%	1.38%(5)	1.26%	1.24%	1.33%	1.71%
Ratio of net investment income to average net assets	7.70%(5)	7.50%	7.65%(5)	8.47%	5.63%	5.75%	6.98%
Portfolio turnover rate	40%(7)	59%	44%(7)	43%	36%	74%	66%

*	The Fund changed its fiscal year end from September 30 to April 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Period Ended April 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year/period	$7.06	$7.20	$7.11	$7.07	$8.59	$8.10	$8.72
Net investment income(1)	0.29	0.57	0.33	0.63	0.49	0.52	0.60(2)
Net realized and unrealized gain/(loss) on investments	—	(0.14)	0.10	0.04	(1.50)	0.48	(0.63)
Total from investment operations	0.29	0.43	0.43	0.67	(1.01)	1.00	(0.03)
Dividends and distributions to shareholders from:
Net investment income	(0.29)	(0.57)	(0.34)	(0.63)	(0.51)	(0.51)	(0.59)
Net realized capital gains	—	—	—	—	(0.00)(3)	—	—
Total dividends and distributions to shareholders	(0.29)	(0.57)	(0.34)	(0.63)	(0.51)	(0.51)	(0.59)
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	—	—
Net asset value, end of year/period	$7.06	$7.06	$7.20	$7.11	$7.07	$8.59	$8.10
Total investment return(4)	4.19%	6.14%	6.12%	9.90%	(12.23)%	12.61%	(0.03)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$300,061	$290,856	$307,546	$287,492	$257,043	$243,732	$135,801
Ratio of expenses to average net assets	0.79%(5)	0.79%	0.79%(5)	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	0.81%(5)	0.82%	0.83%(5)	0.91%	0.89%	0.99%	1.24%
Ratio of net investment income to average net assets	8.05%(5)	7.85%	8.00%(5)	8.82%	6.12%	6.07%	7.36%
Portfolio turnover rate	40%(7)	59%	44%(7)	43%	36%	74%	66%

*	The Fund changed its fiscal year end from September 30 to April 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN FUNDS
Notes to Financial Statements
October 31, 2025
(Unaudited)
1. Organization and Significant Accounting Policies
The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen Opportunistic High Yield Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010, December 30, 2014, December 30, 2016, November 1, 2017, October 16, 2020 and July 24, 2023, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund and Polen Emerging Markets Growth Fund. The Polen U.S. Small Company Growth Fund and Polen Opportunistic High Yield Fund each offer three separate classes of shares, Investor Class, Institutional Class and Class Y. As of October 31, 2025, Investor Class shares had not been issued for the Polen Emerging Markets Growth Fund. Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund and Polen Emerging Markets Growth Fund pursuant to an investment advisory agreement with the Trust. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Polen Opportunistic High Yield Fund pursuant to an investment advisory agreement with the Trust.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — The net asset value (“NAV”) for each of the Funds is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by each Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception, the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of October 31, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 10/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$5,376,836,509	$5,376,836,509	$—	$—
Short-Term Investment	24,764,075	24,764,075	—	—
Total Assets	$5,401,600,584	$5,401,600,584	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Canada	$17,640,531	$17,640,531	$—	$—
China	7,543,054	—	7,543,054	—
France	5,995,096	—	5,995,096	—
Germany	17,483,434	—	17,483,434	—
Netherlands	10,298,041	—	10,298,041	—
Sweden	3,043,306	3,043,306	—	—
Taiwan	9,679,191	—	9,679,191	—
United Kingdom	13,673,192	13,673,192	—	—
United States	218,013,229	218,013,229	—	—
Uruguay	10,107,290	10,107,290	—	—
Short-Term Investment	4,297,115	4,297,115	—	—
Total Assets	$317,773,479	$266,774,663	$50,998,816	$—

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
Funds	Total Value at 10/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Assets
Common Stocks
Brazil	$3,842,879	$3,842,879	$—	$—
Canada	6,986,564	6,986,564	—	—
China	2,631,779	—	2,631,779	—
France	6,148,224	—	6,148,224	—
Germany	14,946,502	—	14,946,502	—
India	9,519,631	1,579,440	7,940,191	—
Ireland	8,284,375	8,284,375	—	—
Israel	6,161,305	6,161,305	—	—
Japan	10,030,647	—	10,030,647	—
Luxembourg	1,998,517	1,998,517	—	—
Netherlands	14,590,998	—	14,590,998	—
Poland	3,587,306	—	3,587,306	—
Singapore	2,449,375	2,449,375	—	—
Spain	1,798,573	—	1,798,573	—
Sweden	1,418,113	1,418,113	—	—
Switzerland	4,659,436	2,231,526	2,427,910	—
United Kingdom	15,819,689	7,132,685	8,687,004	—
Uruguay	6,923,599	6,923,599	—	—
Short-Term Investment	3,965,014	3,965,014	—	—
Total Assets	$125,762,526	$52,973,392	$72,789,134	$—
Polen U.S. Small Company Growth Fund
Assets
Common Stocks*	$32,736,281	$32,736,281	$—	$—
Short-Term Investment	694,266	694,266	—	—
Total Assets	$33,430,547	$33,430,547	$—	$—

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
Funds	Total Value at 10/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$668,122	$668,122	$—	$—
China	1,482,084	277,326	1,204,758	—
Hong Kong	301,129	—	301,129	—
Hungary	65,796	—	65,796	—
India	496,877	92,711	404,166	—
Indonesia	71,037	—	71,037	—
Ireland	176,815	176,815	—	—
Netherlands	392,524	—	392,524	—
Poland	365,106	—	365,106	—
Singapore	225,625	93,395	132,230	—
South Korea	873,988	—	873,988	—
Taiwan	1,203,141	—	1,203,141	—
Uruguay	413,842	413,842	—	—
Vietnam	246,810	—	246,810	—
Short-Term Investment	110,936	110,936	—	—
Total Assets	$7,093,832	$1,833,147	$5,260,685	$—
Polen Opportunistic High Yield Fund
Assets
Corporate Bonds
Materials	$51,311,625	$—	$51,116,625	$195,000
Health Care	25,146,250	—	25,146,250	—
Consumer Discretionary Products	18,967,236	—	18,967,236	—
Industrial Products	19,235,141	—	19,235,141	—
Consumer Discretionary Services	18,164,279	—	18,164,279	—
Software & Technology Services	15,159,931	—	15,159,931	—
Consumer Staple Products	14,236,467	—	14,236,467	—
Media	12,857,131	—	12,857,131	—
Insurance	10,896,403	—	10,896,403	—
Retail & Wholesale - Discretionary	10,045,117	—	10,045,117	—**
Oil & Gas	8,590,889	—	8,590,889	—
Financial Services	6,333,516	—	6,333,516	—
Industrial Services	5,341,867	—	5,341,867	—
Telecommunications	3,320,501	—	3,320,501	—
Senior Loans
Health Care	15,500,184	—	15,500,184	—
Media	11,876,750	—	11,857,858	18,892
Materials	9,736,420	—	9,553,085	183,335
Industrial Services	9,455,641	—	9,455,641	—
Insurance	8,471,755	—	8,471,755	—
Industrial Products	6,695,623	—	6,695,623	—
Software & Technology Services	6,531,859	—	6,531,859	—
Consumer Discretionary Products	3,787,685	—	3,787,685	—
Technology Hardware & Semiconductors	3,635,438	—	3,635,438	—
Consumer Discretionary Services	811,539	—	811,539	—

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
Funds	Total Value at 10/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Asset-Backed Securities	$2,727,802	$—	$2,727,802	$—
Common Stocks
Industrial Products	420,186	—	—	420,186
Materials	364,774	—	—	364,774
Warrants
Industrial Products	—	—	—	—**
Total Assets	$299,622,009	$—	$298,439,822	$1,182,187

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
**	Current value is $0.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the six months ended October 31, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Funds may be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. The Funds may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Funds may also be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statements of Operations.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. Each Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. Each Fund utilized Forward Contracts for hedging purposes to protect each Fund's return against adverse currency movements.
For the six months ended October 31, 2025, the Funds' average quarterly volume of forward foreign currency contracts, purchased and sold, were as follows:
	Forward Foreign Currency Contracts - Purchased	Forward Foreign Currency Contracts - Sold
Polen Emerging Markets Growth Fund	$—	$44,824
Counterparty Risk — Certain of the derivatives entered into by each Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing a Fund to suffer a loss. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of an investment in a Fund to decrease. In addition, to the extent a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. Each Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of each Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by each Fund.

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
Each Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that each Fund will not sustain a loss on a transaction as a result.
Liquidity Risk — Each Fund may be subject to liquidity risk primarily due to investments in derivatives. Each Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, each Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of each Fund in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, each Fund may be exposed to the risk of additional losses due to such delays.
Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund's holdings in foreign securities.
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
Emerging Markets Risk — The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — Certain Funds invests primarily in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). A Fund

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
will not receive its sale proceeds until that time, which may constrain a Fund’s ability to meet its obligations. A Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
Growth Style Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds' restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by each Adviser pursuant to the Funds' fair value policy, subject to oversight by the Board of Trustees. The Polen Opportunistic High Yield Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
For the Polen Opportunistic High Yield Fund, the securities listed below are restricted from resale as of October 31, 2025:
	Security Type	Acquisition Date	Cost	Value
Northwest Acquisitions ULC	Corporate Bonds	10/25/2018	$1,343,974	$—
Sterling Entertainment Enterprises, LLC	Senior Loans	01/22/2025	106,734	18,892
				$18,892
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Polen Opportunistic High Yield Fund, have been identified in the Portfolio of Investments.
Disclosures About Derivative Instruments and Hedging Activities
The following tables provide quantitative disclosures about fair value amounts and gains and losses of the Polen Emerging Markets Growth Fund’s derivative instruments as of October 31, 2025. As of October 31, 2025, the Polen Emerging Markets Growth Fund had no forward foreign currency contracts.
The following table lists the amounts of realized gains or losses included in net decrease in net assets resulting from operations for the six months ended October 31, 2025, grouped by contract type and risk exposure:
Polen Emerging Markets Growth Fund Derivative Type	Location Statements of Operations	Foreign Currency Risk	Total
Realized Gain (Loss)
Forward Foreign Currency Contracts	Net realized loss from forward foreign currency contracts	$(118)	$(118)

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net decrease in net assets resulting from operations for the six months ended October 31, 2025, grouped by contract type and risk exposure:
Polen Emerging Markets Growth Fund Derivative Type	Location Statements of Operations	Foreign Currency Risk	Total
Change in Appreciation/(Depreciation)
Forward Foreign Currency Contracts	Net change in unrealized appreciation on forward foreign currency contracts	$32	$32
Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer of the Adviser and the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in the prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Recent Accounting Pronouncement — On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
2. Transactions with Related Parties and Other Service Providers
For its services, PCM is paid a monthly fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Growth Fund	0.85%
Polen Global Growth Fund	0.85%
Polen International Growth Fund	0.85%
Polen U.S. Small Company Growth Fund	1.00%
Polen Emerging Markets Growth Fund	1.00%
For its services, Polen Credit is paid a monthly fee at the annual rate based on average daily net assets of the Fund as shown in the table below:
Polen Opportunistic High Yield Fund	0.70%
Each Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds’ total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) the percentages set forth in the table below of each Fund's average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until the termination date set forth below, unless the Board of Trustees approves their earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended October 31, 2025.

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
	Institutional Class	Investor Class	Class Y	Termination Date
Polen Growth Fund	1.00%	1.00%	N/A	August 31, 2026
Polen Global Growth Fund	1.10%	1.10%	N/A	August 31, 2026
Polen International Growth Fund	1.10%	1.10%	N/A	August 31, 2026
Polen U.S. Small Company Growth Fund	1.10%	1.10%	1.00%	August 31, 2026
Polen Emerging Markets Growth Fund	1.25%	N/A	N/A	August 31, 2026
Polen Opportunistic High Yield Fund	0.89%	0.89%	0.79%	August 31, 2026
Each Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which each Adviser reduced its compensation and/or assumed expenses for such Fund. Each Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.
For the six months ended October 31, 2025, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen Growth Fund	$24,460,159	$—	$24,460,159
Polen Global Growth Fund	1,497,890	—	1,497,890
Polen International Growth Fund	640,062	(23,651)	616,411
Polen U.S. Small Company Growth Fund	158,933	(113,006)	45,927
Polen Emerging Markets Growth Fund	78,361	(64,178)	14,183
Polen Opportunistic High Yield Fund	1,080,262	(25,377)	1,054,885
No Funds recouped any fees for the period ended October 31, 2025.
As of October 31, 2025, the Polen Growth Fund and Polen Global Growth Fund have no additional funds available to be recouped.
As of October 31, 2025, the amount of potential recovery was as follows:
	Expiration
	04/30/2026	09/30/2026	04/30/2027	04/30/2028	10/31/2028	Total
Polen International Growth Fund	$—	N/A	$—	$—	$23,651	$23,651
Polen U.S. Small Company Growth Fund	90,913	N/A	174,781	196,508	113,006	575,208
Polen Emerging Markets Growth Fund	60,462	N/A	101,892	129,961	64,178	356,493
Polen Opportunistic High Yield Fund	N/A	$306,432	68,624	84,999	25,377	513,289
The Funds have not recorded a commitment or contingent liability at October 31, 2025.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Investor Class shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds' Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a PEO and PFO, to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a PEO and PFO, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.
3. Investment in Securities
For the six months ended October 31, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Polen Growth Fund	$1,016,415,340	$1,998,317,596
Polen Global Growth Fund	92,437,163	161,146,203
Polen International Growth Fund	36,772,213	79,133,598
Polen U.S. Small Company Growth Fund	47,724,822	57,803,460
Polen Emerging Markets Growth Fund	5,693,450	14,982,462
Polen Opportunistic High Yield Fund	122,552,612	118,580,751
The Funds are permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the six months ended October 31, 2025, the Funds did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
4. Capital Share Transactions
For six months ended October 31, 2025 and the year ended April 30, 2025, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount
Polen Growth Fund:
Institutional Class
Sales	4,158,647	$202,461,716	12,109,180	$553,895,984
Reinvestments	—	—	6,274,382	306,189,838
Redemption Fees*	—	1,200	—	107
Redemptions	(22,934,092)	(1,108,371,380)	(62,780,039)	(2,901,212,309)
Net decrease	(18,775,445)	$(905,908,464)	(44,396,477)	$(2,041,126,380)
Investor Class
Sales	348,515	$16,122,700	1,334,672	$59,336,382
Reinvestments	—	—	250,631	11,747,082
Redemption Fees*	—	44	—	5
Redemptions	(1,268,600)	(58,557,029)	(3,270,270)	(145,528,534)
Net decrease	(920,085)	$(42,434,285)	(1,684,967)	$(74,445,065)
Total net decrease	(19,695,530)	$(948,342,749)	(46,081,444)	$(2,115,571,445)

Polen Global Growth Fund:
Institutional Class
Sales	362,705	$9,926,820	1,088,465	$28,453,724
Reinvestments	—	—	482,158	13,317,199
Redemptions	(2,646,526)	(73,085,955)	(6,273,276)	(165,346,049)
Net decrease	(2,283,821)	$(63,159,135)	(4,702,653)	$(123,575,126)
Investor Class
Sales	19,146	$499,592	98,679	$2,473,110
Reinvestments	—	—	27,562	741,981
Redemptions	(258,454)	(6,933,870)	(245,677)	(6,295,583)
Net decrease	(239,308)	$(6,434,278)	(119,436)	$(3,080,492)
Total net decrease	(2,523,129)	$(69,593,413)	(4,822,089)	$(126,655,618)

Polen International Growth Fund:
Institutional Class
Sales	314,478	$5,098,225	1,613,224	$26,251,752
Reinvestments	—	—	50,706	841,726
Redemptions	(3,715,341)	(60,286,771)	(5,551,476)	(90,272,671)
Net decrease	(3,400,863)	$(55,188,546)	(3,887,546)	$(63,179,193)
Investor Class
Sales	12,013	$192,274	37,906	$614,240
Reinvestments	—	—	256	4,209
Redemptions	(38,203)	(612,416)	(66,057)	(1,071,738)
Net decrease	(26,190)	$(420,142)	(27,895)	$(453,289)
Total net decrease	(3,427,053)	$(55,608,688)	(3,915,441)	$(63,632,482)

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount

Polen U.S. Small Company Growth Fund:
Institutional Class
Sales	91,840	$1,507,778	533,672	$7,673,943
Reinvestments	—	—	—	—
Redemptions	(1,003,850)	(14,917,560)	(2,466,786)	(34,311,840)
Net decrease	(912,010)	$(13,409,782)	(1,933,114)	$(26,637,897)
Investor Class
Sales	23,176	$355,562	23,144	$318,167
Reinvestments	—	—	—	—
Redemptions	(37,982)	(569,596)	(213,808)	(2,973,253)
Net decrease	(14,806)	$(214,034)	(190,664)	$(2,655,086)
Class Y
Sales	207,821	$3,362,854	17,065	$245,017
Reinvestments	—	—	—	—
Redemptions	(47,638)	(706,334)	(95,931)	(1,349,623)
Net increase/(decrease)	160,183	$2,656,520	(78,866)	$(1,104,606)
Total net decrease	(766,633)	$(10,967,296)	(2,202,644)	$(30,397,589)

Polen Emerging Markets Growth Fund:
Institutional Class
Sales	57,170	$563,924	32,912	$274,222
Reinvestments	—	—	4,589	39,281
Redemptions	(1,058,082)	(10,554,983)	(809,603)	(6,667,978)
Net decrease	(1,000,912)	$(9,991,059)	(772,102)	$(6,354,475)

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount

Polen Opportunistic High Yield Fund:
Institutional Class
Sales	164,573	$1,189,275	519,054	$3,788,175
Reinvestments	32,764	235,201	53,205	386,314
Redemption Fees*	—	442	—	33
Redemptions	(143,769)	(1,035,399)	(281,255)	(2,040,244)
Net increase	53,568	$389,519	291,004	$2,134,278
Investor Class
Sales	36,352	$259,952	61,258	$445,806
Reinvestments	7,108	50,762	15,828	114,517
Redemption Fees*	—	40	—	12
Redemptions	(13,015)	(93,393)	(153,266)	(1,106,082)
Net increase/(decrease)	30,445	$217,361	(76,180)	$(545,747)
Class Y
Sales	191,319	$1,375,449	776,641	$5,666,885
Reinvestments	1,487,390	10,623,361	2,793,974	20,199,044
Redemption Fees*	—	1,070	—	2,134
Redemptions	(349,984)	(2,506,855)	(5,070,174)	(36,444,156)
Net increase/(decrease)	1,328,725	$9,493,025	(1,499,559)	$(10,576,093)
Total net increase/(decrease)	1,412,738	$10,099,905	(1,284,735)	$(8,987,562)

*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
Significant Shareholders
As of October 31, 2025, the Fund below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
Polen Opportunistic High Yield Fund
Non-affiliated Shareholders	25%
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
The tax character of distributions paid by the Funds during the year ended April 30, 2025, were as follows:

POLEN FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Total Distributions Paid
Polen Growth Fund	$—	$344,560,520	$344,560,520
Polen Global Growth Fund	—	15,045,252	15,045,252
Polen International Growth Fund	878,276	—	878,276
Polen Emerging Markets Growth Fund	39,281	—	39,281
Polen Opportunistic High Yield Fund	24,263,351	—	24,263,351
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Temporary Differences
Polen Growth Fund	$—	$—	$856,189,375	$2,107,051,655	$(4,472,298)	$—
Polen Global Growth Fund	—	—	42,094,382	80,464,576	(97,691)	—
Polen International Growth Fund	(9,312,937)	53,125	—	22,116,667	—	—
Polen U.S. Small Company Growth Fund	(45,802,362)	—	—	899,637	(10,995)	—
Polen Emerging Markets Growth Fund	(7,916,727)	—	—	2,289,140	(19,413)	—
Polen Opportunistic High Yield Fund	(35,704,015)	160,639	—	(12,654,396)	—	(245,627)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of October 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Polen Growth Fund	$3,063,869,274	$2,429,120,996	$(91,389,686)	$2,337,731,310
Polen Global Growth Fund	213,722,736	107,154,028	(3,103,285)	104,050,743
Polen International Growth Fund	99,772,031	31,714,986	(5,724,491)	25,990,495
Polen U.S. Small Company Growth Fund	25,888,671	8,159,546	(617,670)	7,541,876
Polen Emerging Markets Growth Fund	5,217,339	2,063,423	(186,930)	1,876,493
Polen Opportunistic High Yield Fund	311,910,932	4,960,738	(17,249,661)	(12,288,923)

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.

POLEN FUNDS
Notes to Financial Statements (Concluded)
October 31, 2025
(Unaudited)
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2025. For the year ended April 30, 2025, the Funds deferred to May 1, 2025 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Polen Growth Fund	$4,472,298	$—	$—
Polen Global Growth Fund	97,691	—	—
Polen U.S. Small Company Growth Fund	10,995	—	—
Polen Emerging Markets Growth Fund	19,413	—	—
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2025, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Polen International Growth Fund	$9,312,937	$—
Polen U.S. Small Company Growth Fund	28,443,895	17,358,467
Polen Emerging Markets Growth Fund	1,738,454	6,178,273
Polen Opportunistic High Yield Fund	5,484,592	30,219,423
For the year ended April 30, 2025, the following Funds utilized capital losses as follows:
Capital Losses Utilized
Polen Growth Fund	$408,212,350
Polen Global Growth Fund	24,134,559
Polen International Growth Fund	18,840,201
Polen U.S. Small Company Growth Fund	467,385
Polen Opportunistic High Yield Fund	1,427,680
6. Commitments and Contingencies
Some Funds may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of each Adviser, that such bridge facilities will not ever fund. As of October 31, 2025, there were no outstanding bridge facility commitments.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

POLEN FUNDS
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Consideration of Continuation of Investment Advisory Agreement between FVT and Polen Capital Credit, LLC (“Polen Credit”)
At an in-person meeting held on June 16-17, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Polen Opportunistic High Yield Fund (the Fund”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one-year period.
In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Polen Credit in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen Credit 15(c) Response”) regarding (i) the services performed or to be performed by Polen Credit for the Fund, (ii) the composition and qualifications of Polen Credit’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Fund, (iv) investment performance, (v) the financial condition of Polen Credit, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen Credit’s ability to service the Fund, and (x) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Polen Credit 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the Fund compared against its Refinitiv Category and its benchmark; compliance with the Fund’s investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and Polen Credit’s adherence to pricing procedures as the Fund’s Valuation Designee appointed by the Board.
The Board considered additional information provided by representatives from Polen Credit invited to participate in the Meeting regarding Polen Credit’s history, performance, investment strategy, and compliance program. Representatives of Polen Credit responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Fund and Polen Credit, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

POLEN FUNDS
Other Information (Continued)
(Unaudited)
Based on the Polen Credit 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Polen Credit are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Fund is likely to benefit from the provision of those services, (iv) Polen Credit has sufficient personnel, with the appropriate skills and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Fund is likely to continue under the Agreement.
The Trustees considered the investment performance for the Fund (as applicable) and Polen Credit. The Trustees reviewed historical performance charts which showed the performance of the Fund as compared to its respective benchmark indices and Refinitiv category for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2025, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.
Polen Opportunistic High Yield Fund. The Trustees noted that the Fund’s Class Y shares outperformed ICE BofA U.S. High Yield Index, for the five-year period ended March 31, 2025, and underperformed for the year-to-date, one-year, three-year and since inception periods ended March 31, 2025. They further noted that the Fund’s Class Y shares outperformed the Refinitiv Global High Yield Funds Median for the five-year and since inception periods ended March 31, 2025, and underperformed for the year-to-date, one-year and three-year periods ended March 31, 2025.
The Trustees concluded that the performance of the Fund, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.
The Trustees noted that the representatives of Polen Credit had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Fund and any other ancillary benefit resulting from Polen Credit’s relationship with the Fund. The Trustees also reviewed information regarding the fees Polen Credit charges to certain other clients and evaluated explanations provided by Polen Credit as to differences in fees charged to the Fund and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus those funds in the Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Polen Credit are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Credit Funds as measured by the information provided by Polen Credit. The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Fund:
Polen Opportunistic High Yield Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Fund’s Class Y shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.
The Trustees considered the costs of the services provided by Polen Credit, the compensation and benefits received by Polen Credit in providing services to the Fund, and the profitability and certain additional information related to the financial condition of Polen Credit. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Polen Credit.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Fund’s advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Polen Credit has contractually agreed to waive fees and/or reimburse certain expenses of the Fund for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single factor as controlling, but made their determination in light of the information presented to them.

POLEN FUNDS
Other Information (Continued)
(Unaudited)
Consideration of Continuation of Investment Advisory Agreement between FVT and Polen Capital Management, LLC (“Polen”)
At an in-person meeting held on September 11-12, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Polen Capital Management, LLC (“Polen” or the “Adviser”) and the Trust (the “Polen Agreement”) on behalf of the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund (together, the “Polen Funds”). At the Meeting, the Board considered the continuation of the Polen Agreement with respect to the Polen Funds for an additional one-year period.
In determining whether to continue the Polen Agreement for an additional one year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen 15(c) Response”) regarding (i) services performed by Polen for the Polen Funds, (ii) the size and qualifications of Polen’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the Polen Funds, (iv) investment performance of the Polen Funds, (v) Polen’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen’s ability to service the Polen Funds, and (x) compliance with the Polen Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Polen 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Polen Fund compared to its Refinitiv category and its benchmark; compliance with the Polen Funds’ investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board noted that representatives of Polen joined the Meeting in person and via videoconference and discussed Polen’s history, performance, investment strategy, and compliance program. Representatives of Polen responded to questions from the Board. In addition to the Polen 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Polen Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Polen Funds and Polen, as provided by the terms of the Polen Agreement, including the advisory fees under the Polen Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
Based on the Polen 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by Polen are appropriate and consistent with the terms of the Polen Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Polen Funds are likely to benefit from the continued provision of those services, (iv) Polen has sufficient personnel, with the appropriate skills and experience, to serve the Polen Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Polen Funds is likely to continue under the Polen Agreement.
The Trustees considered the investment performance for the Polen Funds and Polen. The Trustees reviewed historical performance charts which showed the performance of the Polen Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended June 30, 2025, as applicable. The Trustees considered the short-term and long-term performance of the Polen Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.
Polen Growth Fund. The Trustees noted that the Polen Growth Fund’s Institutional Class shares underperformed each of the Refinitiv Large-Cap Growth Funds Median, S&P 500® Index and the Russell 1000® Growth Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2025.

POLEN FUNDS
Other Information (Continued)
(Unaudited)
Polen Global Growth Fund. The Trustees noted that the Polen Global Growth Fund’s Institutional Class shares outperformed each of the Refinitiv Global Large-Cap Growth Funds Median and the MSCI All Country World Index (Net Returns) for the ten-year period ended June 30, 2025, and underperformed each of the Refinitiv Global Large-Cap Growth Funds Median and the MSCI All Country World Index (Net Returns) for the year-to-date, one-year, three-year and five-year periods ended June 30, 2025.
Polen International Growth Fund. The Trustees noted that the Polen International Growth Fund’s Institutional Class shares underperformed each of the Refinitiv International Large-Cap Growth Funds Median and the MSCI All Country World ex USA Index (Net Returns) for the year-to-date, one-year, three-year, five-year and since inception (December 30, 2016) periods ended June 30, 2025.
Polen U.S. Small Company Growth Fund. The Trustees noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares outperformed the Refinitiv Small-Cap Growth Funds Median for the one-year period ended June 30, 2025, and underperformed for the year-to-date, three-year, five-year and since inception (October 31, 2017) periods ended June 30, 2025. The Trustees further noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares underperformed the Russell 2000® Growth Index for the year-to-date, one-year, three-year, five-year and since inception periods ended June 30, 2025.
Polen Emerging Markets Growth Fund. The Trustees noted that the Polen Emerging Markets Growth Fund’s Institutional Class shares outperformed the Refinitiv Emerging Markets Funds Median for the year-to-date and one-year periods ended June 30, 2025, and underperformed for the three-year and since inception (October 16, 2020) periods ended June 30, 2025. The Trustees further noted that the Polen Emerging Markets Growth Fund’s Institutional Class shares outperformed the MSCI Emerging Markets Index (Net Returns) for the one-year period ended June 30, 2025, and underperformed for the year-to-date, three-year and since inception periods ended June 30, 2025.
Polen U.S. SMID Company Growth Fund. The Trustees noted that the Polen U.S. SMID Company Growth Fund’s Institutional Class shares underperformed each of the Refinitiv Small-Cap Growth Funds Median and the Russell 2500® Growth Index for the year-to-date, one-year, three-year and since inception (March 31, 2021) periods ended June 30, 2025.
The Trustees concluded that the performance of each of the Polen Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.
The Trustees noted that the representatives of Polen had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Polen Funds and any other ancillary benefit resulting from Polen’s relationship with the Polen Funds.
The Trustees also reviewed information regarding the fees Polen charges to certain other clients and evaluated explanations provided by Polen as to differences in fees charged to the Polen Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for each Polen Fund versus those funds in the Polen Fund’s applicable Refinitiv category (the “Peer Group”), regardless of asset size. The Trustees concluded that the advisory fees and services provided by Polen are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Funds as measured by the information provided by Polen.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Polen Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.
Polen Global Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Global Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Global Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

POLEN FUNDS
Other Information (Concluded)
(Unaudited)
Polen International Growth Fund. The contractual advisory fee and net total expense ratio for the Polen International Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen International Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.
Polen U.S. Small Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. Small Company Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. Small Company Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.
Polen Emerging Markets Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Emerging Markets Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Emerging Markets Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.
Polen U.S. SMID Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. SMID Company Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. SMID Company Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.
The Trustees considered the costs of the services provided by Polen, the compensation and benefits received by Polen in providing services to the Polen Funds, Polen’s profitability and certain additional information related to Polen’s financial condition. In addition, the Trustee’s considered any direct or indirect revenues received by affiliates of Polen.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Funds grow, and whether the advisory fee levels reflect those economics of scale for the benefit of shareholders. The Trustees considered and determined that economics of scale for the benefit of shareholders should be achieved if assets of the Polen Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Polen Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specified asset levels but that Polen has contractually agreed to waive fees and/or reimburse certain expenses of the Polen Funds for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Polen Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

Investment Advisers
Polen Capital Management, LLC
1825 NW Corporate Blvd.
Suite 300
Boca Raton, FL 33431
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
POL-1025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund

At an in-person meeting held on September 11-12, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Polen Capital Management, LLC (“Polen” or the “Adviser”) and the Trust (the “Polen Agreement”) on behalf of the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund (together, the “Polen Funds”). At the Meeting, the Board considered the continuation of the Polen Agreement with respect to the Polen Funds for an additional one-year period.

In determining whether to continue the Polen Agreement for an additional one year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen 15(c) Response”) regarding (i) services performed by Polen for the Polen Funds, (ii) the size and qualifications of Polen’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the Polen Funds, (iv) investment performance of the Polen Funds, (v) Polen’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen’s ability to service the Polen Funds, and (x) compliance with the Polen Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Polen 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Polen Fund compared to its Refinitiv category and its benchmark; compliance with the Polen Funds’ investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board noted that representatives of Polen joined the Meeting in person and via videoconference and discussed Polen’s history, performance, investment strategy, and compliance program. Representatives of Polen responded to questions from the Board. In addition to the Polen 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Polen Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Polen Funds and Polen, as provided by the terms of the Polen Agreement, including the advisory fees under the Polen Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Polen 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by Polen are appropriate and consistent with the terms of the Polen Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Polen Funds are likely to benefit from the continued provision of those services, (iv) Polen has sufficient personnel, with the appropriate skills and experience, to serve the Polen Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Polen Funds is likely to continue under the Polen Agreement.

The Trustees considered the investment performance for the Polen Funds and Polen. The Trustees reviewed historical performance charts which showed the performance of the Polen Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended June 30, 2025, as applicable. The Trustees considered the short-term and long-term performance of the Polen Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Polen Growth Fund. The Trustees noted that the Polen Growth Fund’s Institutional Class shares underperformed each of the Refinitiv Large-Cap Growth Funds Median, S&P 500® Index and the Russell 1000® Growth Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2025.

Polen Global Growth Fund. The Trustees noted that the Polen Global Growth Fund’s Institutional Class shares outperformed each of the Refinitiv Global Large-Cap Growth Funds Median and the MSCI All Country World Index (Net Returns) for the ten-year period ended June 30, 2025, and underperformed each of the Refinitiv Global Large-Cap Growth Funds Median and the MSCI All Country World Index (Net Returns) for the year-to-date, one-year, three-year and five-year periods ended June 30, 2025.

Polen International Growth Fund. The Trustees noted that the Polen International Growth Fund’s Institutional Class shares underperformed each of the Refinitiv International Large-Cap Growth Funds Median and the MSCI All Country World ex USA Index (Net Returns) for the year-to-date, one-year, three-year, five-year and since inception (December 30, 2016) periods ended June 30, 2025.

Polen U.S. Small Company Growth Fund. The Trustees noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares outperformed the Refinitiv Small-Cap Growth Funds Median for the one-year period ended June 30, 2025, and underperformed for the year-to-date, three-year, five-year and since inception (October 31, 2017) periods ended June 30, 2025. The Trustees further noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares underperformed the Russell 2000® Growth Index for the year-to-date, one-year, three-year, five-year and since inception periods ended June 30, 2025.

Polen Emerging Markets Growth Fund. The Trustees noted that the Polen Emerging Markets Growth Fund’s Institutional Class shares outperformed the Refinitiv Emerging Markets Funds Median for the year-to-date and one-year periods ended June 30, 2025, and underperformed for the three-year and since inception (October 16, 2020) periods ended June 30, 2025. The Trustees further noted that the Polen Emerging Markets Growth Fund’s Institutional Class shares outperformed the MSCI Emerging Markets Index (Net Returns) for the one-year period ended June 30, 2025, and underperformed for the year-to-date, three-year and since inception periods ended June 30, 2025.

Polen U.S. SMID Company Growth Fund. The Trustees noted that the Polen U.S. SMID Company Growth Fund’s Institutional Class shares underperformed each of the Refinitiv Small-Cap Growth Funds Median and the Russell 2500® Growth Index for the year-to-date, one-year, three-year and since inception (March 31, 2021) periods ended June 30, 2025.

The Trustees concluded that the performance of each of the Polen Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Polen had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Polen Funds and any other ancillary benefit resulting from Polen’s relationship with the Polen Funds.

The Trustees also reviewed information regarding the fees Polen charges to certain other clients and evaluated explanations provided by Polen as to differences in fees charged to the Polen Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for each Polen Fund versus those funds in the Polen Fund’s applicable Refinitiv category (the “Peer Group”), regardless of asset size. The Trustees concluded that the advisory fees and services provided by Polen are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Funds as measured by the information provided by Polen.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Polen Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

Polen Global Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Global Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Global Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

Polen International Growth Fund. The contractual advisory fee and net total expense ratio for the Polen International Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen International

Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

Polen U.S. Small Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. Small Company Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. Small Company Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

Polen Emerging Markets Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Emerging Markets Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen Emerging Markets Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

Polen U.S. SMID Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. SMID Company Growth Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. SMID Company Growth Fund’s Peer Group but generally within the range of contractual fees and net expense ratios of the funds in the Peer Group.

The Trustees considered the costs of the services provided by Polen, the compensation and benefits received by Polen in providing services to the Polen Funds, Polen’s profitability and certain additional information related to Polen’s financial condition. In addition, the Trustee’s considered any direct or indirect revenues received by affiliates of Polen.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Funds grow, and whether the advisory fee levels reflect those economics of scale for the benefit of shareholders. The Trustees considered and determined that economics of scale for the benefit of shareholders should be achieved if assets of the Polen Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Polen Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specified asset levels but that Polen has contractually agreed to waive fees and/or reimburse certain expenses of the Polen Funds for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Polen Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Polen Opportunistic High Yield Fund

At an in-person meeting held on June 16-17, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Polen Opportunistic High Yield Fund (the Fund”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one-year period.

In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Polen Credit in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen Credit 15(c) Response”) regarding (i) the services performed or to be performed by Polen Credit for the Fund, (ii) the composition and qualifications of Polen Credit’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Fund, (iv) investment performance, (v) the financial condition of Polen Credit, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen Credit’s ability to service the Fund, and (x) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Polen Credit 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the Fund compared against its Refinitiv Category and its benchmark; compliance with the Fund’s investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and Polen Credit’s adherence to pricing procedures as the Fund’s Valuation Designee appointed by the Board.

The Board considered additional information provided by representatives from Polen Credit invited to participate in the Meeting regarding Polen Credit’s history, performance, investment strategy, and compliance program. Representatives of Polen Credit responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Fund and Polen Credit, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Polen Credit 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Polen Credit are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Fund is likely to benefit from the provision of those services, (iv) Polen Credit has sufficient personnel, with the appropriate skills and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Fund is likely to continue under the Agreement.

The Trustees considered the investment performance for the Fund (as applicable) and Polen Credit. The Trustees reviewed historical performance charts which showed the performance of the Fund as compared to its respective benchmark indices and Refinitiv category for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2025, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.

Polen Opportunistic High Yield Fund. The Trustees noted that the Fund’s Class Y shares outperformed ICE BofA U.S. High Yield Index, for the five-year period ended March 31, 2025, and underperformed for the year-to-date, one-year, three-year and since inception periods ended March 31, 2025. They further noted that the Fund’s Class Y shares outperformed the Refinitiv Global High Yield Funds Median for the five-year and since inception periods ended March 31, 2025, and underperformed for the year-to-date, one-year and three-year periods ended March 31, 2025.

The Trustees concluded that the performance of the Fund, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Polen Credit had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Fund and any other ancillary benefit resulting from Polen Credit’s relationship with the Fund. The Trustees also reviewed information regarding the fees Polen Credit charges to certain other clients and evaluated explanations provided by Polen Credit as to differences in fees charged to the Fund and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus those funds in the Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Polen Credit are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Credit Funds as measured by the information provided by Polen Credit. The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Fund:

Polen Opportunistic High Yield Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Fund’s Class Y shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

The Trustees considered the costs of the services provided by Polen Credit, the compensation and benefits received by Polen Credit in providing services to the Fund, and the profitability and certain additional information related to the financial condition of Polen Credit. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Polen Credit.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Fund’s advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Polen Credit has contractually agreed to waive fees and/or reimburse certain expenses of the Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single factor as controlling, but made their determination in light of the information presented to them.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto..

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)
Date: January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)
Date: January 5, 2026
By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)
Date: January 5, 2026

* Print the name and title of each signing officer under his or her signature.